As filed with the Securities and Exchange Commission on June 30, 1999


                                            1933 Act Registration No.  2-78309
                                            1940 Act Registration No. 811-3503

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ X ]

                      Pre-Effective Amendment No. __       [___]

                      Post-Effective Amendment No. 31      [ X ]


    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ X ]

                               Amendment No. 32


                        PAINEWEBBER RMA MONEY FUND, INC.
               (Exact name of registrant as specified in charter)

                           1285 Avenue of the Americas
                            New York, New York 10019
                    (Address of principal executive offices)

     (Registrant's telephone number, including area code): (212) 713-2000

                            DIANNE E. O'DONNELL, ESQ.
                     Mitchell Hutchins Asset Management Inc.
                           1285 Avenue of the Americas
                            New York, New York 10019
                     (Name and address of agent for service)

                                   Copies to:

                             ELINOR W. GAMMON, ESQ.
                            BENJAMIN J. HASKIN, ESQ.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                    2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed  that this filing will become  effective:
[   ]  Immediately  upon filing  pursuant to Rule 485(b)
[   ]  On pursuant to Rule 485(b)
[   ]  60 days after filing  pursuant to Rule  485(a)(1)

[ X ]  On AUGUST 29,  1999  pursuant to Rule 485(a)(1)

[   ]  75  days  after  filing  pursuant  to  Rule  485(a)(2)
[   ]  On __________________ pursuant to Rule 485(a)(2)

Title of Securities Being Registered:  Shares of Common Stock.

PAINEWEBBER RMA



      MONEY MARKET PORTFOLIO
      U.S. GOVERNMENT PORTFOLIO
      TAX-FREE FUND
      CALIFORNIA MUNICIPAL MONEY FUND
      NEW JERSEY MUNICIPAL MONEY FUND
      NEW YORK MUNICIPAL MONEY FUND



                         -------------------------------

                                   PROSPECTUS

                                 AUGUST 29, 1999

                         -------------------------------

This prospectus offers shares of these money market funds primarily to participants in the PaineWebber Resource Management Account(R) (RMA) Program. Shares of the funds also are available to participants in the PaineWebber Business Services Accountsm (BSA) Program.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

PaineWebber RMA

----------------------------------------------
                                    CONTENTS

                                    THE FUNDS

              ----------------------------------------------------

What every investor      3    Money Market Portfolio
should know about        6    U.S. Government Portfolio
the funds                9    Tax-Free Fund
                        12    California Municipal Money Fund
                        15    New Jersey Municipal Money Fund
                        18    New York Municipal Money Fund
                        21    More About Risks and Investment Strategies


                                 YOUR INVESTMENT

              ----------------------------------------------------

Information for         23    Managing Your Fund Account
managing your fund      23    Buying Shares
account                 24    Selling Shares
                        24    Pricing and Valuation


                             ADDITIONAL INFORMATION

              ----------------------------------------------------

Additional important    25    Management
information about       26    Dividends and Taxes
the funds               27    Financial Highlights


              ----------------------------------------------------

Where to learn more           Back Cover
about the funds


                      -------------------------------
                       The funds are not complete or
                       balanced investment programs.
                      -------------------------------

PaineWebber RMA Money Market Portfolio
-------------------------------------------

MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE

Maximum current income consistent with liquidity and conservation of capital

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rate or other special features that give them the financial characteristics of short-term debt.

The fund may invest in any of these money market instruments. It invests in foreign money market instruments only if they are denominated in U.S. dollars.

PaineWebber Incorporated, the fund's investment adviser, has appointed Mitchell Hutchins Asset Management Inc. to serve as the fund's sub-adviser. Mitchell Hutchins selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.


PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Money market instruments generally have a low risk of loss, but they are not risk-free. The fund is subject to credit risk, which is that issuers may fail, or become less able, to make payments when due. The fund also is subject to interest rate risk. When short-term interest rates rise, the value of the fund's investments generally will fall, and its yield will tend to lag behind prevailing rates.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

o     Credit Risk

o     Interest Rate Risk

o     Foreign Securities Risk

INFORMATION ON THE FUND'S RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THOSE REPORTS).

PaineWebber RMA Money Market Portfolio
-------------------------------------------

PERFORMANCE
-----------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.



MONEY MARKET PORTFOLIO -- TOTAL RETURN


                               [INSERT BAR CHART]






      Calendar year total return as of June 30, 1999 -                %
      Best quarter during years shown:       quarter, 19  -           %
      Worst quarter during years shown:      quarter, 19  -           %


      AVERAGE ANNUAL TOTAL RETURNS
      as of December 31, 1998

One Year
Five Years
Ten Years
Life of Fund (10/4/82)

PaineWebber RMA Money Market Portfolio
-------------------------------------------

EXPENSES AND FEE TABLES
-----------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
   (as a % of offering price).......................        None
Maximum Contingent Deferred Sales Charge (Load)
   (as a % of offering price).......................        None
Maximum Account Fee*
   PaineWebber RMA Program..........................        $125
   PaineWebber BSA Program..........................         165

* If you participate in the PaineWebber RMA Program but do not choose the available Bank One Line of Credit for the Gold MasterCard, the maximum annual account fee is $85. If you participate in the PaineWebber BSA program but do not choose the MasterCard Line of Credit, the maximum annual account fee is $125. Additional fees may apply for optional RMA/BSA services.


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.....................................        0.50%

Distribution and/or Service (12b-1) Fees............         None

Other Expenses......................................         ___%

Total Annual Fund Operating Expenses                         ===%


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS      5 YEARS     10 YEARS

PaineWebber RMA U.S. Government Portfolio
--------------------------------------------

U.S. GOVERNMENT PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE

Maximum current income consistent with liquidity and conservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality, U.S. government money market instruments.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rate or other special features that give them the financial characteristics of short-term debt.

The fund invests in money market instruments that are backed by the full faith and credit of the United States and in repurchase agreements relating to those U.S. government obligations.

PaineWebber Incorporated, the fund's investment adviser, has appointed Mitchell Hutchins Asset Management Inc. to serve as the fund's sub-adviser. Mitchell Hutchins selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Money market instruments generally have a low risk of loss, but they are not risk-free. The fund is subject to credit risk, which is that issuers may fail, or become less able, to make payments when due. The fund also is subject to interest rate risk. When short-term interest rates rise, the value of the fund's investments generally will fall, and its yield will tend to lag behind prevailing rates.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

o     Credit Risk

o     Interest Rate Risk

INFORMATION ON THE FUND'S RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THOSE REPORTS).

PaineWebber RMA U.S. Government Portfolio
-------------------------------------------

PERFORMANCE
-----------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


U.S. GOVERNMENT PORTFOLIO -- TOTAL RETURN


                               [INSERT BAR CHART]






      Calendar year total return as of June 30, 1999 -                %
      Best quarter during years shown:       quarter, 19 -            %
      Worst quarter during years shown:      quarter, 19 -            %


      AVERAGE ANNUAL TOTAL RETURNS
      as of December 31, 1998

One Year
Five Years
Ten Years
Life of Fund (10/4/82)

PaineWebber RMA U.S. Government Portfolio
-------------------------------------------

EXPENSES AND FEE TABLES
-----------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
   (as a % of offering price).......................        None
Maximum Contingent Deferred Sales Charge (Load)
   (as a % of offering price).......................        None
Maximum Account Fee*
   PaineWebber RMA Program..........................        $125
   PaineWebber BSA Program..........................         165

* If you participate in the PaineWebber RMA Program but do not choose the available Bank One Line of Credit for the Gold MasterCard, the maximum annual account fee is $85. If you participate in the PaineWebber BSA program but do not choose the MasterCard Line of Credit, the maximum annual account fee is $125. Additional fees may apply for optional RMA/BSA services


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.....................................        ____

Distribution and/or Service (12b-1) Fees............      0.13%*

Other Expenses......................................       ____%

Total Annual Fund Operating Expenses................       ====%

* The contract rate is 0.125% but has been rounded to 0.13% for purposes of the table.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS      5 YEARS     10 YEARS

PaineWebber RMA Tax-Free Fund
-------------------------------------


TAX-FREE FUND

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE

Maximum current income exempt from federal income tax consistent with liquidity and conservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality, municipal money market instruments.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rate or other special features that give them the financial characteristics of short-term debt.

The fund invests in money market instruments that are exempt from federal income tax. The fund may invest up to 20% of its total assets in securities that are subject to the federal alternative minimum tax.

PaineWebber Incorporated, the fund's investment adviser, has appointed Mitchell Hutchins Asset Management Inc. to serve as the fund's sub-adviser. Mitchell Hutchins selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.


PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Money market instruments generally have a low risk of loss, but they are not risk-free. The fund is subject to credit risk, which is that issuers may fail, or become less able, to make payments when due. The fund also is subject to interest rate risk. When short-term interest rates rise, the value of the fund's investments generally will fall, and its yield will tend to lag behind prevailing rates.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

o     Credit Risk

o     Interest Rate Risk

INFORMATION ON THE FUND'S RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THOSE REPORTS).

PaineWebber RMA Tax-Free Fund
-------------------------------------

PERFORMANCE
-----------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


TAX-FREE FUND -- TOTAL RETURN


                               [INSERT BAR CHART]






      Calendar year total return as of June 30, 1999 -                %
      Best quarter during years shown:       quarter, 19 -            %
      Worst quarter during years shown:      quarter, 19 -            %


      AVERAGE ANNUAL TOTAL RETURNS
      as of December 31, 1998

One Year
Five Years
Ten Years
Life of Fund
(10/4/82)

PaineWebber RMA Tax-Free Fund
-------------------------------------

EXPENSES AND FEE TABLES
-----------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
   (as a % of offering price).......................        None
Maximum Contingent Deferred Sales Charge (Load)
   (as a % of offering price).......................        None
Maximum Account Fee*
   PaineWebber RMA Program..........................        $125
   PaineWebber BSA Program..........................         165


* If you participate in the PaineWebber RMA Program but do not choose the available Bank One Line of Credit for the Gold MasterCard, the maximum annual account fee is $85. If you participate in the PaineWebber BSA program but do not choose the MasterCard Line of Credit, the maximum annual account fee is $125. Additional fees may apply for optional RMA/BSA services


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.....................................        ____

Distribution and/or Service (12b-1) Fees............      0.13%*

Other Expenses......................................       ____%

Total Annual Fund Operating Expenses................       ====%


* The contract rate is 0.125% but has been rounded to 0.13% for purposes of the table.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS      5 YEARS     10 YEARS

PaineWebber RMA California Municipal Money Fund
-----------------------------------------------

CALIFORNIA MUNICIPAL MONEY FUND

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE

Maximum current income exempt from federal income tax and California personal income tax consistent with liquidity and conservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality California municipal money market instruments.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rate or other special features that give them the financial characteristics of short-term debt.

The fund invests in money market instruments that are exempt from both federal income tax and California personal income tax. While the fund normally does not do so, it may invest without limit in instruments that are subject to the federal alternative minimum tax.

PaineWebber Incorporated, the fund's investment adviser, has appointed Mitchell Hutchins Asset Management Inc. to serve as the fund's sub-adviser. Mitchell Hutchins selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Money market instruments generally have a low risk of loss, but they are not risk-free. The fund is subject to credit risk, which is that issuers may fail, or become less able, to make payments when due. The fund also is subject to interest rate risk. When short-term interest rates rise, the value of the fund's investments generally will fall, and its yield will tend to lag behind prevailing rates.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

o     Credit Risk

o     Interest Rate Risk

o     Single State Concentration Risk

o     Related Securities Concentration Risk

INFORMATION ON THE FUND'S RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THOSE REPORTS).

PaineWebber RMA California Municipal Money Fund
-----------------------------------------------

PERFORMANCE
-----------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


CALIFORNIA MUNICIPAL MONEY FUND -- TOTAL RETURN


                               [INSERT BAR CHART]






      Calendar year total return as of June 30, 1999 -                %
      Best quarter during years shown:       quarter, 19 -            %
      Worst quarter during years shown:      quarter, 19 -            %

      AVERAGE ANNUAL TOTAL RETURNS
      as of December 31, 1998

One Year
Five Years
Ten Years
Life of Fund (11/7/88)

PaineWebber RMA California Municipal Money Fund
-----------------------------------------------


EXPENSES AND FEE TABLES
-----------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
   (as a % of offering price).......................        None
Maximum Contingent Deferred Sales Charge (Load)
   (as a % of offering price).......................        None
Maximum Account Fee*
   PaineWebber RMA Program..........................        $125
   PaineWebber BSA Program..........................         165

* If you participate in the PaineWebber RMA Program but do not choose the available Bank One Line of Credit for the Gold MasterCard, the maximum annual account fee is $85. If you participate in the PaineWebber BSA program but do not choose the MasterCard Line of Credit, the maximum annual account fee is $125. Additional fees may apply for optional RMA/BSA services


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.....................................        ____

Distribution and/or Service (12b-1) Fees............      0.13%*

Other Expenses......................................           %

Total Annual Fund Operating Expenses................           %


* The contract rate is 0.125% but has been rounded to 0.13% for purposes of the table.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS      5 YEARS     10 YEARS

PaineWebber RMA New Jersey Municipal Money Fund
-----------------------------------------------
-------------------------------------------------------------------------

NEW JERSEY MUNICIPAL MONEY FUND

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE

Maximum current income exempt from federal income tax and New Jersey personal tax consistent with liquidity and conservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality New Jersey municipal money market instruments.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rate or other special features that give them the financial characteristics of short-term debt.

The fund invests in money market instruments that are exempt from both federal income tax and New Jersey personal income tax. The fund may invest without limit in instruments that are subject to the federal alternative minimum tax.

PaineWebber Incorporated, the fund's investment adviser, has appointed Mitchell Hutchins Asset Management Inc. to serve as the fund's sub-adviser. Mitchell Hutchins selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Money market instruments generally have a low risk of loss, but they are not risk-free. The fund is subject to credit risk, which is that issuers may fail, or become less able, to make payments when due. The fund also is subject to interest rate risk. When short-term interest rates rise, the value of the fund's investments generally will fall, and its yield will tend to lag behind prevailing rates.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

o     Credit Risk

o     Interest Rate Risk

o     Single State Concentration Risk

o     Related Securities Concentration Risk

INFORMATION ON THE FUND'S RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THOSE REPORTS).

PaineWebber RMA New Jersey Municipal Money Fund
-----------------------------------------------

PERFORMANCE
-----------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


NEW JERSEY MUNICIPAL MONEY FUND -- TOTAL RETURN


                               [INSERT BAR CHART]




      Calendar year total return as of June 30, 1999 -                %
      Best quarter during years shown:       quarter, 19 -            %
      Worst quarter during years shown:      quarter, 19 -            %



      AVERAGE ANNUAL TOTAL RETURNS
      as of December 31, 1998

One Year
Five Years
Life of Fund (2/10/91)

PaineWebber RMA New Jersey Municipal Money Fund
-----------------------------------------------

EXPENSES AND FEE TABLES
-----------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
   (as a % of offering price).......................        None
Maximum Contingent Deferred Sales Charge (Load)
   (as a % of offering price).......................        None
Maximum Account Fee*
   PaineWebber RMA Program..........................        $125
   PaineWebber BSA Program..........................         165

* If you participate in the PaineWebber RMA Program but do not choose the available Bank One Line of Credit for the Gold MasterCard, the maximum annual account fee is $85. If you participate in the PaineWebber BSA program but do not choose the MasterCard Line of Credit, the maximum annual account fee is $125. Additional fees may apply for optional RMA/BSA services


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.....................................        0.50%

Distribution and/or Service (12b-1) Fees............        0.12%

Other Expenses......................................        ____%

Total Annual Fund Operating Expenses................        ====%




EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS      5 YEARS     10 YEARS

PaineWebber RMA New York Municipal Money Fund
---------------------------------------------

NEW YORK MUNICIPAL MONEY FUND

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE

Maximum current income exempt from federal income tax and New York State and New York City personal income tax consistent with liquidity and conservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality New York municipal money market instruments.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rate or other special features that give them the financial characteristics of short-term debt.

The fund invests in money market instruments that are exempt from federal income tax and from both New York State and New York City personal income taxes. While the fund normally does not do so, it may invest without limit in instruments that are subject to the federal alternative minimum tax.

PaineWebber Incorporated, the fund's investment adviser, has appointed Mitchell Hutchins Asset Management Inc. to serve as the fund's sub-adviser. Mitchell Hutchins selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Money market instruments generally have a low risk of loss, but they are not risk-free. The fund is subject to credit risk, which is that issuers may fail, or become less able, to make payments when due. The fund also is subject to interest rate risk. When short-term interest rates rise, the value of the fund's investments generally will fall, and its yield will tend to lag behind prevailing rates.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

o     Credit Risk

o     Interest Rate Risk

o     Single State Concentration Risk

o     Related Securities Concentration Risk

INFORMATION ON THE FUND'S RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THOSE REPORTS).

PaineWebber RMA New York Municipal Money Fund
---------------------------------------------

PERFORMANCE
-----------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


CALIFORNIA MUNICIPAL MONEY FUND -- TOTAL RETURN


                               [INSERT BAR CHART]






      Calendar year total return as of June 30, 1999 -           %
      Best quarter during years shown:       quarter, 19 -       %
      Worst quarter during years shown:      quarter, 19 -       %

      AVERAGE ANNUAL TOTAL RETURNS
      as of December 31, 1998

One Year
Five Years
Ten Years
Life of Fund (11/10/88)

PaineWebber RMA New York Municipal Money Fund
---------------------------------------------

EXPENSES AND FEE TABLES
-----------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
   (as a % of offering price).......................        None
Maximum Contingent Deferred Sales Charge (Load)
   (as a % of offering price).......................        None
Maximum Account Fee*
   PaineWebber RMA Program..........................        $125
   PaineWebber BSA Program..........................         165


* If you participate in the PaineWebber RMA Program but do not choose the available Bank One Line of Credit for the Gold MasterCard, the maximum annual account fee is $85. If you participate in the PaineWebber BSA program but do not choose the MasterCard Line of Credit, the maximum annual account fee is $125. Additional fees may apply for optional RMA/BSA services


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.....................................        ____

Distribution and/or Service (12b-1) Fees............      0.13%*

Other Expenses......................................       ____%

Total Annual Fund Operating Expenses................       ====%


* The contract rate is 0.125% but has been rounded to 0.13% for purposes of the table.


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS      5 YEARS     10 YEARS

PaineWebber RMA Funds

MORE ABOUT RISKS AND INVESTMENT STRATEGIES
------------------------------------------

PRINCIPAL RISKS

The main risks of investing in one or more of the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund by looking under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further detail about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

FOREIGN SECURITIES RISK. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

INTEREST RATE RISK. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments will fall. Also, a fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund's income will tend to fall more slowly. The value of a fund's municipal money market instruments also could fall due to adverse political or regulatory developments concerning tax exemptions for municipal securities.

RELATED SECURITIES CONCENTRATION RISK. Each of the municipal money market funds may invest more than 25% of its total assets in municipal money market instruments that are issued to finance similar projects, such as those relating to education , health care, transportation or utilities. Economic, business or political developments or changes that affect one municipal security may affect municipal securities in the same sector. As a result, these funds are subject to greater risk than funds that do not follow this practice.

SINGLE STATE CONCENTRATION RISK. The performance of a fund that invests primarily in the municipal money market instruments of a single state will be more severely affected by unfavorable political or economic conditions within that state than a more geographically diversified fund. As a result, an investment in the fund could be more volatile and involve greater risk than an investment in a more geographically diversified fund. The particular risks of investments in California, New York and New Jersey municipal money market instruments are discussed in the SAI.

In addition, a single state municipal money market fund is permitted to invest more than 5% of its total assets in the securities of a single issuer with respect to 25% of its total assets. When a fund holds a large position in the securities of a single issuer, changes in the financial condition or in the market's assessment of that issuer can cause larger changes in the value of the funds' total investments and its income that if the fund held only a smaller position.

ADDITIONAL RISKS

YEAR 2000 RISK. The fund could be adversely affected by problems relating to the inability of computer systems used by Mitchell Hutchins and the fund's other service providers to recognize the year 2000. While year 2000-related computer problems could have a negative effect on the fund, Mitchell Hutchins is working to avoid these problems with respect to its own computer systems and to obtain assurances from other service providers that they are taking similar steps.

Similarly, the issuers whose money market instruments are bought by the fund and the trading systems used by the fund could be adversely affected by this issue. The ability of an issuer or trading system to respond successfully to the issue requires both technological sophistication and diligence, and there can be no assurance that any steps taken will be sufficient to avoid an adverse impact on the fund.

ADDITIONAL INVESTMENT STRATEGIES

Like all money market funds, the funds are subject to maturity, quality and diversification requirements designed to help then maintain a stable price of

PaineWebber RMA Funds
---------------------------------------------

$1.00 per share. The funds' investment strategies are designed to comply with these requirements. RMA California, RMA New Jersey and RMA New York Municipal Money Market Funds are organized as "non-diversified" funds. Normally, this would mean that they would not be subject to certain limitations on investments of more than 5% of total assets in the securities of a single issuer. However, because these funds are single state money market funds, they are subject to special regulations that impose substantially the same limitations as normally apply to "diversified" mutual funds. The other funds are subject to even more stringent diversification requirements, which apply to money market funds that are not single state funds.

PaineWebber RMA Funds
---------------------------------------------

YOUR INVESTMENT

MANAGING YOUR FUND ACCOUNT
--------------------------


BUYING SHARES
-------------

You must be a PaineWebber client or a client of a PaineWebber correspondent firm to purchase fund shares. Shares of the funds are available primarily through the PaineWebber Resource Management Account (RMA(R)) Program. Shares of the funds also are available to participants in the PaineWebber Business Services Account (BSA(R)) Program

Certain features available to RMA and BSA participants are summarized in the Appendices to the SAI. The RMA and BSA programs are more fully described in separate materials your Financial Advisor can provide you. Not all correspondent firms have arrangements with PaineWebber to make fund shares available to their customers.

PaineWebber asks participants in these programs to select one of the funds as their primary sweep money fund. You may have only one primary sweep money fund at any time, but you may change your primary sweep money fund or purchase shares of another fund by contacting your Financial Advisor.

Your order to purchase a fund's shares will be effective on the business day on which federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund's custodian and the New York City offices of PaineWebber and its bank, The Bank of New York, are open for business.

Each fund (other than Money Market Portfolio) has adopted a plan under rule 12b-1 under which the fund pays fees for services provided to its shareholders at the annual rate of 0.125% of its average net assets (0.12% for New Jersey Municipal Money Fund).

The funds and PaineWebber reserve the right to reject a purchase order or suspend the offering of fund shares.

BUYING SHARES AUTOMATICALLY

All free cash credit balances (that is, immediately available funds) of $1 or more in your PaineWebber RMA or BSA brokerage account (including proceeds from securities you have sold) are automatically invested in your primary sweep money fund on a daily basis for settlement the next business day, when federal funds normally are available. For cash balances arising from the sale of securities in your brokerage account, federal funds availability can sometimes take longer.

Fund shares will be purchased only after all debits and charges to your RMA or BSA brokerage account are satisfied. See "Selling Shares Automatically" below.

BUYING SHARES BY CHECK OR ELECTRONIC FUNDS TRANSFER CREDIT

RMA and BSA participants may purchase shares of their primary sweep money fund or another fund by placing an order with their PaineWebber Financial Advisor and providing a check from a U.S. bank. You should include your PaineWebber account number on the check.

Federal funds are deemed available to a fund two business days after the deposit of a personal check or an Electronic Funds Transfer credit initiated by PaineWebber and one business day after deposit of a cashier's or certified check. PaineWebber may benefit from the temporary use of the proceeds of personal checks and Electronic Funds Transfer credits if they are converted to federal funds in less than two business days.

BUYING SHARES BY WIRE

You may purchase fund shares by placing an order through your Financial Advisor and instructing your bank to transfer federal funds by wire to:

      The Bank of New York
      ABA 021-000018
      A/C 890-0114-061, OBI=FBO)
      [Account Name]/[Brokerage Account Number.]

The wire must include your name and RMA or BSA brokerage account number.

If PaineWebber receives a notice from your bank of wire transfer of federal funds for a purchase of fund shares by 12:00 noon, Eastern time, PaineWebber will execute the purchase on that day. Otherwise, PaineWebber will execute the

PaineWebber RMA Funds
---------------------------------------------

order on the next business day. PaineWebber and/or your bank may impose a service charge for wire transfers.

MINIMUM INVESTMENTS

The funds have no minimum for initial investments or to add to an account, but reserve the right to establish minimum investment requirements at any time.

SELLING SHARES
--------------

You can sell your fund shares at any time. You may sell your shares by contacting your Financial Advisor in person or by telephone or mail. You may also sell your shares by wire. Your fund shares will also be redeemed automatically to settle any outstanding securities purchases or debits to your PaineWebber brokerage account, unless you instruct your Financial Advisor otherwise.

If you own shares of more than one fund, shares of your primary sweep money fund are always sold first for automatic sales or if you do not specify which fund's shares are to be sold. Shares in the other funds will be sold, if necessary, in the following order: first, Money Market Portfolio; second, U.S. Government Portfolio; third, Tax-Free Fund; and fourth, California Municipal Money Fund, New Jersey Municipal Money Fund or New York Municipal Money Fund.

If you sell all your shares in a fund, you will receive cash credits to your RMA or BSA brokerage account for dividends earned on those shares prior to the sale date.

SELLING SHARES AUTOMATICALLY

Under the RMA and BSA programs, PaineWebber sells fund shares automatically to satisfy outstanding debits and charges in your brokerage account.

O Debits are amounts due PaineWebber on settlement date for securities purchases, margin loans, PaineWebber checks, federal funds wires arranged by PaineWebber and related fees.

O Charges are RMA and BSA checks, MasterCard purchases, cash advances, Bill Payment Service checks and Automated Clearing House transfers, including Electronic Funds Transfer Debits.

Shares are sold automatically to cover MasterCard purchases at the end of the MasterCard monthly billing period. Shares also are sold to cover interest due on and credit extended and outstanding under the Bank One Line of Credit at the end of the MasterCard monthly billing period. Shares are sold to pay for securities purchases on settlement date.

If you send an order to sell your shares by mail to PaineWebber or its correspondent firms, your request must include:

o     Your name and address;

o     The fund's name;

o     Your account number;

o     The dollar amount or number of shares you want to sell; and

o A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program
      (MSP). The funds and their transfer agent will not accept signature guarantees that are not a part of these programs.

Sales by mail may also need to include additional supporting documents for sales by estates, trusts, guardianships, custodianships, partnerships and corporations.

ADDITIONAL INFORMATION

It costs the fund money to maintain shareholder accounts. Therefore, each fund reserves the right to repurchase all shares in any account that has a net asset value of less than $500. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. This notice may appear on your account statement.

If you want to sell shares that you purchased recently, a fund may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days.

PaineWebber has the right to terminate your RMA or BSA brokerage account for any reason. In that case, PaineWebber will sell all of the fund shares held in the RMA or BSA brokerage account and will send you the proceeds within three business days.

PRICING AND VALUATION
---------------------

The price of fund shares is based on net asset value. The net asset value is the total value of a fund divided by the total number of shares outstanding. In


                                       24A

PaineWebber RMA Funds
---------------------------------------------

determining net asset value, each fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. Each fund's net asset value per share is expected to be $1.00 per share, although this value is not guaranteed.

Each fund calculates net asset value once each business day at 12:00 noon, Eastern time. Your price for buying or selling shares will be the net asset value that is next calculated after the fund accepts your order. Your Financial Advisor is responsible for making sure that your order is promptly sent to the fund.


MANAGEMENT
----------

INVESTMENT ADVISER AND SUB-ADVISER

PaineWebber is the investment adviser and administrator of each fund. Mitchell Hutchins Asset Management Inc. is each fund's sub-adviser and sub-administrator. PaineWebber and Mitchell Hutchins are located at 1285 Avenue of the Americas, New York, New York, 10019. Mitchell Hutchins is a wholly owned asset management subsidiary of PaineWebber, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On July 31, 1999, PaineWebber or Mitchell Hutchins was the adviser or sub-adviser of __ investment companies with __ separate portfolios and aggregate assets of approximately $__._ billion.

ADVISORY FEES

The funds paid advisory and administration fees to PaineWebber for the most recent fiscal year ended June 30, 1999 at the following annual rates based on average daily net assets:

Money Market Portfolio................0.50%
U.S. Government Portfolio.............
Tax-Free Fund.........................
California Municipal Money Fund.......
New Jersey Municipal Money Fund.......
New York Municipal Money Fund.........

DIVIDENDS AND TAXES
-------------------



DIVIDENDS

The funds declare dividends daily and pay them monthly. The funds distribute any net short-term capital gain annually, but may make more frequent distributions if necessary to maintain their share prices at $1.00 per share.

You will receive dividends in additional shares of a fund unless you elect to receive them in cash. Contact your Financial Advisor at PaineWebber or one of its correspondent firms if you prefer to receive dividends in cash.

TAXES

The dividends that you receive from the Money Market Portfolio and U.S. Government Portfolio generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. The funds expect that their dividends will be taxed primarily as ordinary income. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

The dividends that you receive from Tax-Free Fund, California Municipal Money Fund, New York Municipal Money Fund and New Jersey Municipal Money Fund generally are not subject to federal income tax.

In addition, California Municipal Money Fund seeks to pay dividends that are exempt from California personal income tax, New Jersey Municipal Money Fund seeks to pay dividends that are exempt from New Jersey personal income tax and New York Municipal Money Fund seeks to pay dividends that are exempt from New York State and New York City personal income tax.

Each fund will tell you how you should treat its dividends for tax purposes. You will not recognize any gain on the sale of your shares in a fund so long as the fund maintains a share price of $1.00.

PaineWebber RMA Funds
---------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------

The following financial highlights tables are intended to help you understand the funds' financial performance for the past 5 years. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends).

The information in the financial highlights has been audited by Ernst & Young, LLP, independent auditors, whose report, along with the fund's financial statements, are included in the fund's annual report to shareholders. You may obtain the funds' annual report without charge by calling 1-800-762-1000.





MONEY MARKET PORTFOLIO

U.S. GOVERNMENT PORTFOLIO

TAX-FREE FUND

CALIFORNIA MUNICIPAL MONEY FUND

NEW YORK MUNICIPAL MONEY FUND

NEW JERSEY MUNICIPAL MONEY FUND


[FINANCIAL HIGHLIGHTS TO BE PROVIDED]

TICKER SYMBOL:            PaineWebber RMA    Money Market Portfolio:
                                                     U.S. Government
                                                          Portfolio:
                                                       Tax-Free Fund
                                     California Municipal Money Fund
                                       New York Municipal Money Fund
                                     New Jersey Municipal Money Fund

If you want more information about a fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.

You may discuss your questions about a fund by contacting your PaineWebber Financial Advisor. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the fund directly at 1-800-762-1000.

You may review and copy information about a fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies of reports and other information about a fund:

o For a fee, by writing to or calling the SEC's Public Reference Room, Washington, D.C. 20549-6009
      Telephone: 1-800-SEC-0330
o     Free, from the SEC's Internet website at: http://www.sec.gov



PaineWebber RMA Money Fund, Inc.         PaineWebber Managed Municipal Trust
- Money Market Portfolio                 - RMA California Municipal Money Fund
- U.S. Government Portfolio              - RMA New York Municipal Money Fund
Investment Company Act File No.811-3503  Investment Company Act File No.811-3946
PaineWebber RMA Tax-Free Fund, Inc.      PaineWebber Municipal Money Market
Investment Company Act File No. 811-3504  Series
                                         - RMA New Jersey Municipal Money Fund
                                         Investment Company Act File No.811-6173



(COPYRIGHT)1999 PaineWebber Incorporated

                                 PAINEWEBBER RMA
                             MONEY MARKET PORTFOLIO
                            U.S. GOVERNMENT PORTFOLIO
                                  TAX-FREE FUND
                         CALIFORNIA MUNICIPAL MONEY FUND
                          NEW YORK MUNICIPAL MONEY FUND
                         NEW JERSEY MUNICIPAL MONEY FUND

                           1285 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10019

                       STATEMENT OF ADDITIONAL INFORMATION

      The six funds named above are professionally managed money market funds. PaineWebber RMA Money Market Portfolio and PaineWebber RMA U.S. Government Portfolio are diversified series of PaineWebber RMA Money Fund, Inc., and PaineWebber RMA Tax-Free Fund, Inc. also is a diversified fund. PaineWebber RMA California Municipal Money Fund and PaineWebber RMA New York Municipal Money Fund are non-diversified series of PaineWebber Managed Municipal Trust; PaineWebber RMA New Jersey Municipal Money Fund is a non-diversified series of PaineWebber Municipal Money Market Series.

      The funds' investment adviser, administrator and distributor is PaineWebber Incorporated ("PaineWebber"); their sub-adviser and sub-administrator is Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber.

      Portions of the funds' Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Report accompanies this SAI. You may obtain an additional copy of the funds'Annual Report by calling toll-free 1-800-647-1568.

      This SAI is not a prospectus and should be read only in conjunction with the Funds' current Prospectus, dated August 29, 1999. A copy of the Prospectus may be obtained by contacting any PaineWebber Financial Advisor or correspondent firm or by calling 1-800-762-1000. This SAI is dated August 29, 1999.

                         TABLE OF CONTENTS
                                                              PAGE

        The Funds and Their Investment Policies................2
        The Funds' Investments, Related Risks and
        Limitations............................................4
        Organization of the Fund, Directors/Trustees and
           Officers and Principal Holders of
           Securities.........................................13
        Investment Advisory, Administration and
        Distribution Arrangements ............................22
        Portfolio Transactions................................26
        Additional Information Regarding
           Redemptions........................................27
        Valuation of Shares...................................27
        Performance Information...............................28
        Taxes.................................................31
        Other Information.....................................37
        Financial Statements..................................39
        Appendix A...........................................A-1
        Appendix B...........................................B-1

                     THE FUNDS AND THEIR INVESTMENT POLICIES

      Each fund's investment objective may not be changed without shareholder approval. Except where noted, the other investment policies of a fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective. Each fund is a money market fund that invests in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less and maintains a dollar-weighted average portfolio maturity of 90 days or less. Money market instruments are short-term debt-obligations and similar securities. They also include longer term bonds that have variable interest rate or other special features that give them the financial characteristics of short-term debt. Each fund may purchase only those obligations that Mitchell Hutchins determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act").

MONEY MARKET PORTFOLIO

      Money Market Portfolio's investment objective is to provide maximum current income consistent with liquidity and conservation of capital. The fund's investments include (1) U.S. and foreign government securities, (2) obligations of U.S. and foreign banks, (3) commercial paper and other short-term obligations of U.S. and foreign corporations, partnerships, trusts and similar entities, (4) repurchase agreements regarding any of the foregoing and (5) investment company securities.

      The fund may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of U.S. and foreign banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. The fund may invest in non-negotiable time deposits of U.S. banks, savings associations and similar depository institutions only if the institution has total assets at the time of purchase in excess of $1.5 billion and the time deposits have a maturity of seven days or less.

      The fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than U.S. government securities). The fund may purchase only U.S. dollar-denominated obligations of foreign issuers.

      The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may borrow up to 10% of its total assets for temporary purposes, including reverse repurchase agreements. It may invest in the securities of other investment companies.

U.S. GOVERNMENT PORTFOLIO

      U.S. Government Portfolio's investment objective is to provide maximum current income consistent with liquidity and the conservation of capital. The fund invests in U.S. government securities. Under investment guidelines adopted by its board, the fund currently invests only in securities, such as U.S. Treasury bills and notes and Government National Mortgage Association certificates, that are backed by the full faith and credit of the United States, in repurchase agreements secured by such securities and in the securities of other investment companies that invest only in these instruments.

      The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may borrow up to 10% of its total assets for temporary purposes, including reverse repurchase agreements. The fund may invest in the securities of other investment companies.

TAX-FREE FUND

      Tax Free Fund's investment objective is to provide maximum current income exempt from federal income tax consistent with liquidity and conservation of capital. The fund invests substantially all of its assets in money market instruments issued by states, municipalities, public authorities and other issuers, the interest from which is exempt from federal income tax ("municipal securities"). The fund also may purchase participation interests in municipal securities. Participation interests are pro rata interests in securities held by others.

      Under normal market conditions, the fund intends to invest in municipal securities that pay interest that is not an item of tax preference for purposes of the federal alternative minimum tax ("AMT exempt interest"), but may invest up to 20% of its total assets in such securities if in Mitchell Hutchins' judgment, market conditions warrant.

      The fund generally may invest no more than 5% of its total assets in the securities of a single issuer [(other than U.S. government securities)]. The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may borrow up to 10% of its total assets for temporary purposes, including reverse repurchase agreements.

CALIFORNIA MUNICIPAL MONEY FUND

      California Municipal Money Fund's investment objective is to provide maximum current income exempt from federal income tax and California's personal income tax consistent with liquidity and conservation of capital. The fund invests at least 80% and seeks to invest 100% of its net assets in municipal securities issued by the State of California, its municipalities and public authorities and other issuers if such obligations pay interest that is exempt from federal income tax as well as California personal income tax ("California municipal securities"). The fund also may purchase participation interests in California municipal securities. Participation interests are pro rata interests in securities held by others.

      Under normal market conditions, the fund intends to invest in California municipal securities that pay AMT exempt interest, but may invest without limit in securities that pay interest that is subject to the AMT if, in Mitchell Hutchins' judgment, market conditions warrant.

      As a single state money market fund, the fund may invest more than 5% of its total assets in the securities of a single issuer with respect to 25% of its total assets. The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may borrow up to 10% of its total assets for temporary purposes, including reverse repurchase agreements. The fund may invest in the securities of other investment companies.

NEW JERSEY MUNICIPAL MONEY FUND

      New Jersey Municipal Money Fund's investment objective is the maximization of current income exempt from federal income tax and New Jersey personal income tax consistent with the preservation of capital and the maintenance of liquidity. The fund invests at least 65% and seeks to invest 100% of its net assets in municipal securities issued by the State of New Jersey, its municipalities and public authorities and other issuers if such obligations pay interest that is exempt from federal income tax as well as New Jersey personal income tax ("New Jersey municipal securities"). The fund also may purchase participation interests in New Jersey municipal securities. Participation interests are pro rata interests in securities held by others. Under normal market conditions, the fund will not invest more than 25% of its total assets in participation interests or other securities issued by or purchased from banks or other financial institutions.

      The fund may invest without limit in New Jersey securities that pay interest that is subject to the AMT.

      As a single state money market fund, the fund may invest more than 5% of its total assets in the securities of a single issuer with respect to 25% of its total assets. The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may borrow up to 15% of its total assets for temporary purposes, including reverse repurchase agreements. The fund may invest in the securities of other investment companies.

NEW YORK MUNICIPAL MONEY FUND

      New York Municipal Money Fund's investment objective is to provide maximum current income exempt from federal income tax and New York State and New York City personal income taxes consistent with liquidity and conservation of capital. The fund invests at least 80% and seeks to invest 100% of its net assets in municipal securities issued by the State of New York, its municipalities and public authorities and other issuers if such obligations pay interest that is exempt from federal income tax as well as New York State and New York City personal income taxes ("New York municipal securities"). The fund also may purchase participation interests in New York municipal securities. Participation interests are pro rata interests in securities held by others.

      Under normal market conditions, the fund intends to invest in New York municipal securities that pay AMT exempt interest, but may invest without limit in securities that pay interest that is subject to the AMT if, in Mitchell Hutchins' judgment, market conditions warrant.

      As a single state money market fund, the fund may invest more than 5% of its total assets in the securities of a single issuer with respect to 25% of its total assets. The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may borrow up to 10% of its total assets for temporary purposes, including reverse repurchase agreements. The fund may invest in the securities of other investment companies.


              THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

      The following supplements the information contained in the Prospectus and above concerning each fund's investments, related risks and limitations. Except as otherwise indicated in the Prospectus or the Statement of Additional Information, each fund has established no policy limitations on its ability to use the investments or techniques discussed in these documents. New forms of money market instruments continue to be developed. The funds may invest in these instruments to the extent consistent with their investment objectives.

      YIELDS AND CREDIT RATINGS OF MONEY MARKET INSTRUMENTS; FIRST TIER SECURITIES. The yields on the money market instruments in which each fund invests (such as U.S. government securities, commercial paper, bank obligations and municipal securities) are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by nationally recognized statistical rating organizations ("rating agencies") represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

      Subsequent to its purchase by a fund, an issue may cease to be rated or its rating may be reduced. If a security in a fund's portfolio ceases to be a First Tier Security or Mitchell Hutchins becomes aware that a security has received a rating below the second highest rating by any rating agency, Mitchell Hutchins and, in certain cases, a fund's board, will consider whether a fund should continue to hold the obligation. A First Tier Security is either (1) rated in the highest short-term rating category by at least two rating agencies,
(2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security, (4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or
(5) unrated, but determined by Mitchell Hutchins to be of comparable quality. A First Tier Security rated in the highest short-term category at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.

      U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

      Money Market Portfolio and U.S. Government Portfolio may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS programs, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

      COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. Money Market Portfolio may purchase commercial paper, which includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. The fund also may purchase non-convertible debt obligations subject to maturity constraints imposed by Rule 2a-7 under the Investment Company Act.

      ASSET-BACKED SECURITIES. [Money Market Portfolio] may invest in securities that are comprised of financial assets. Such assets may include a motor vehicle and other types of installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Such assets are securitized through the use of trusts or special purpose corporations or other entities. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

      VARIABLE AND FLOATING RATE SECURITIES AND DEMAND INSTRUMENTS. Money Market Portfolio and U.S. Government Portfolio may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by U.S. government agencies or instrumentalities or guaranteed by the U.S. government. In addition, Money Market Portfolio may purchase variable and floating rate securities of other issuers and the municipal funds may purchase such securities of municipal issuers including tender option bonds. The funds will only purchase these other types of variable and floating rate securities with remaining maturities in excess of 13 months if the securities are subject to a demand feature exercisable within 13 months or less. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Each fund's investment in these securities must comply with conditions established by the Securities and Exchange Commission ("SEC") under which they may be considered to have remaining maturities of 13 months or less. Certain of these obligations carry a demand feature that gives a fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. See "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

      Generally, each fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to a fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day U.S. Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

      VARIABLE AMOUNT MASTER DEMAND NOTES. Money Market Portfolio may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between the fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by the fund or the issuer. These notes are payable on demand and may or may not be rated.

      INVESTING IN FOREIGN SECURITIES. Money Market Portfolio's investments in U.S. dollar-denominated securities of foreign issuers may involve risks that are different from investments in U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about foreign issuers because they may not be subject to the same regulatory requirements as domestic issuers.

      CREDIT AND LIQUIDITY ENHANCEMENTS. The fund may invest in securities that have credit or liquidity enhancements or the fund may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit the fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to the fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of the fund to use them when the fund wished to do so.

      TENDER OPTION BONDS. The Municipal Funds may invest in "tender option bonds." Tender option bonds are long-term municipal securities sold by a bank or other financial institution subject to a demand feature that gives the purchaser the right to sell them to the bank or other financial institution at par plus accrued interest at designated times (the "tender option"). The Municipal Funds may invest in bonds with tender option that may be exercisable at intervals ranging from daily to 397 days, and the interest rate on the bonds is typically reset at the end of the applicable interval in an attempt to cause the bonds to have a market value that approximates their par value. The tender option may not be exercisable in the event of a default on, or significant downgrading of, the underlying municipal securities, and may be subject to other conditions. Therefore, a Fund's ability to exercise the tender option will be affected by the credit standing of both the bank or other financial institution involved and the issuer of the underlying securities.

      ILLIQUID SECURITIES. The term "illiquid securities" for purposes of the Prospectus and SAI means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days, restricted securities and municipal lease obligations (including certificates of participation) other than those Mitchell Hutchins has determined are liquid pursuant to guidelines established by each fund's board. To the extent the funds invest in illiquid securities, they may not be able readily to liquidate such investments and may have to sell other investments if necessary to raise cash to meet its obligations.

      Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act") and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to sell.

      However, not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

      Institutional markets for restricted securities also have developed as a result of Rule 144A, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of such securities promptly or at favorable prices.

      Each board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers that make quotes, or are expected to make quotes, for the security, (3) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. Mitchell Hutchins monitors the liquidity of restricted securities in each fund's portfolio and reports periodically on such decisions to the applicable board.

      REPURCHASE AGREEMENTS. Money Market Portfolio and U.S. Government Portfolio each may enter into repurchase agreements with respect to any security in which it is authorized to invest, except that securities subject to repurchase agreements may have maturities in excess of 13 months. Each municipal fund may enter into repurchase agreements with respect to U.S. government securities, commercial paper, bank certificates of deposit and bankers'
acceptances. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. A fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, a fund may suffer delays, costs and possible losses in connection with the disposition of collateral. Each fund intends to enter into repurchase agreements only with counterparties in transactions believed by Mitchell Hutchins to present minimum credit risks.

      REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to a fund's limitation on borrowings and may be entered into only with banks and securities dealers. While a reverse repurchase agreement is outstanding, a fund will maintain, in a segregated account with its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. See "The Funds' Investments and Related Risks-- Segregated Accounts."

      Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or trustee or receiver may receive an extension of time to determine whether to enforce that fund's obligation to repurchase the securities, and a fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

      WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, I.E., for issuance or delivery to or by the fund later than the normal settlement date for such securities at a stated price and yield. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed delivery basis may result in a fund's incurring a loss or missing an opportunity to make an alternative investment.

      A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a fund's net asset value. When a fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "The Funds' Investments and Related Risks--Segregated Accounts." Each fund may sell the right to acquire the security prior to delivery if Mitchell Hutchins deems it advantageous to do so, which may result in a gain or loss to the fund. Each Municipal Fund expects that commitments to purchase when-issued or delayed delivery securities will not exceed 25% of its assets (20% in the case of New Jersey Municipal Money Fund).

      INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each fund may invest in securities of other money market funds, subject to Investment Company Act limitations, which at present restrict these investments in the aggregate to no more than 10% of the fund's total assets. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, a fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. Each fund may invest in the securities of other money market funds when Mitchell Hutchins believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund's liquidity.

      LENDING OF PORTFOLIO SECURITIES. Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that Mitchell Hutchins deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of a fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each fund will retain authority to terminate any of its loans at any time. Each fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. Each fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. Each fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in a fund's interest.

      Pursuant to procedures adopted by the board of each fund governing a fund's securities lending program, PaineWebber has been retained to serve as lending agent for a fund. The board of each fund also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent. PaineWebber also has been approved as a borrower under the fund's securities lending program.

      SEGREGATED ACCOUNTS. When a fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to a fund's obligation or commitment under such transactions


CERTAIN POLICIES OF THE MUNICIPAL FUNDS

      Tax-Free Fund, California Municipal Money Fund, New Jersey Municipal Money Fund and New York Municipal Money Fund may be referred to collectively as the "municipal funds."

      NON-DIVERSIFIED STATUS OF SINGLE STATE MUNICIPAL FUNDS. California Municipal Money Fund, New Jersey Municipal Money Fund and New York Municipal Money Fund are "non-diversified funds," as that term is defined in the Investment Company Act. In general, a non-diversified fund is not subject to certain limitations on its ability to invest more than 5% of its total assets in securities of a single issuer with respect to 50% of its assets. Rule 2a-7 under the Investment Company Act, however, imposes more stringent diversification requirements on money market funds. For single state municipal money market funds, Rule 2a-7 generally requires that the securities of a single issuer may not exceed 5% of the fund's total assets with respect to at least 75% of its assets. Nonetheless, a single state municipal money fund may be subject to greater risk than a money market fund that is more "diversified" because changes in the financial condition of a single issuer may cause greater fluctuations in its yield or on its ability to maintain a constant net asset value per share.

      TYPES OF MUNICIPAL SECURITIES. Each municipal fund may invest in a variety of municipal securities, as described below:

      MUNICIPAL BONDS. Municipal bonds are debt obligations that are issued by states, municipalities, public authorities or other issuers and that pay interest that is exempt from federal income tax in the opinion of issuer's counsel. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed. The term "municipal bonds" also includes "moral obligation" issues, which are normally issued by special purpose authorities. In the case of such issues, an express or implied "moral obligation" of a related government unit is pledged to the payment of the debt service, but is usually subject to annual budget appropriations. Custodial receipts that represent an ownership interest in one or more municipal bonds also are considered to be municipal bonds. Various types of municipal bonds are described in the following sections.

      MUNICIPAL LEASE OBLIGATIONS. Municipal bonds include municipal lease obligations, such as leases, installment purchase contracts and conditional sales contracts, and certificates of participation therein. Municipal lease obligations are issued by state and local governments and authorities to purchase land or various types of equipment or facilities and may be subject to annual budget appropriations. The funds generally invest in municipal lease obligations through certificates of participation.

      Although municipal lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, they ordinarily are backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. The leases underlying certain municipal lease obligations, however, provide that lease payments are subject to partial or full abatement if, because of material damage or destruction of the leased property, there is substantial interference with the lessee's use or occupancy of such property. This "abatement risk" may be reduced by the existence of insurance covering the leased property, the maintenance by the lessee of reserve funds or the provision of credit enhancements such as letters of credit.

      Certain municipal lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Some municipal lease obligations of this type are insured as to timely payment of principal and interest, even in the event of a failure by the municipality to appropriate sufficient funds to make payments under the lease. However, in the case of an uninsured municipal lease obligation, a fund's ability to recover under the lease in the event of a non-appropriation or default will be limited solely to the repossession of leased property without recourse to the general credit of the lessee, and disposition of the property in the event of foreclosure might prove difficult.

      INDUSTRIAL DEVELOPMENT BONDS ("IDBS") AND PRIVATE ACTIVITY BONDS ("PABS"). IDBs and PABs are are issued by or on behalf of public authorities to finance various privately operated facilities, such as airport or pollution control facilities. These obligations are considered municipal bonds if the interest paid thereon is exempt from federal income tax in the opinion of the bond issuer's counsel. IDBs and PABs are in most cases revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed. IDBs issued after August 15, 1986 generally are considered PABs, and to the extent a fund invests in such PABs, shareholders generally will be required to include a portion of their exempt-interest dividends from that fund in calculating their liability for the AMT. See "Taxes" below. Each municipal fund may invest more than 25% of its net assets in IDBs and PABs.

      PARTICIPATION INTERESTS. Participation interests are interests in municipal bonds, including IDBs, PABs and floating and variable rate obligations, that are owned by banks. These interests carry a demand feature permitting the holder to tender them back to the bank, which demand feature generally is backed by an irrevocable letter of credit or guarantee of the bank. The credit standing of such bank affects the credit quality of the participation interests.

      A participation interest gives a fund an undivided interest in a municipal bond owned by a bank. The fund has the right to sell the instruments back to the bank. As discussed above under "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements," to the extent that payment of an obligation is backed by a letter of credit, guarantee or liquidity support arrangement from a bank or other financial institution, such payment may be subject to the financial institution's ability to satisfy that commitment. Mitchell Hutchins will monitor the pricing, quality and liquidity of the participation interests held by a fund, and the credit standing of banks issuing letters of credit or guarantees supporting such participation interests on the basis of published financial information reports of rating services and bank analytical services.

      PUT BONDS. A put bond is a municipal bond that gives the holder the unconditional right to sell the bond back to the issuer or a remarketing agent at a specified price and exercise date, which is typically well in advance of the bond's maturity date. The obligation to purchase the bond on the exercise date may be supported by a letter of credit or other credit support arrangement from a bank, insurance company or other financial institution, the credit standing of which affects the credit quality of the obligation.

      If the put is a "one time only" put, the fund ordinarily will either sell the bond or put the bond, depending upon the more favorable price. If the bond has a series of puts after the first put, the bond will be held as long as, in the judgment of Mitchell Hutchins, it is in the best interest of the fund to do so. There is no assurance that the issuer of a put bond acquired by a fund will be able to repurchase the bond upon the exercise date, if the fund chooses to exercise its right to put the bond back to the issuer.

      TAX-EXEMPT COMMERCIAL PAPER AND SHORT-TERM MUNICIPAL NOTES. Municipal bonds include tax-exempt commercial paper and short-term municipal notes, such as tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements and other revenues.

      MORTGAGE SUBSIDY BONDS. The funds also may purchase mortgage subsidy bonds with a remaining maturity of less than 13 months that are issued to subsidize mortgages on single family homes and "moral obligation" bonds with a remaining maturity of less than 13 months that are normally issued by special purpose public authorities. In some cases the repayment of such bonds depends upon annual legislative appropriations; in other cases repayment is a legal obligation of the issuer, and if the issuer is unable to meet its obligations, repayment becomes a moral commitment of a related government unit (subject, however, to such appropriations).

      STAND-BY COMMITMENTS. A municipal fund may acquire stand-by commitments under unusual market conditions to facilitate portfolio liquidity. Pursuant to a stand-by commitment, a municipal bond dealer agrees to purchase the securities that are the subject of the commitment at an amount equal to (1) the acquisition cost (excluding any accrued interest paid on acquisition), less any amortized market premium and plus any accrued market or original issue discount, plus (2) all interest accrued on the securities since the last interest payment date or the date the securities were purchased, whichever is later.

      A fund will enter into stand-by commitments only with those banks or other dealers that, in the opinion of Mitchell Hutchins, present minimal credit risk. A fund's right to exercise stand-by commitments will be unconditional and unqualified. Stand-by commitments will not be transferable by a fund, although a fund may sell the underlying securities to a third party at any time. A fund may pay for stand-by commitments either separately in cash or by paying a higher price for the securities that are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The acquisition of a stand-by commitment will not ordinarily affect the valuation or maturity of the underlying municipal securities. Stand-by commitments acquired by a fund will be valued at zero in determining net asset value. Whether a fund paid directly or indirectly for a stand-by commitment, its cost will be treated as unrealized depreciation and will be amortized over the period the commitment is held by the fund.

SPECIAL CONSIDERATIONS RELATING TO CALIFORNIA MUNICIPAL SECURITIES

                                 [TO BE UPDATED]

SPECIAL CONSIDERATIONS RELATING TO NEW JERSEY MUNICIPAL SECURITIES

                                 [TO BE UPDATED]

SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL SECURITIES

                                 [TO BE UPDATED]




INVESTMENT LIMITATIONS

      FUNDAMENTAL LIMITATIONS. The following investment limitations cannot be changed with respect to a fund without the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

      Each fund will not:

      (1) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of U.S. banks.

      The following interpretations apply to, but are not a part of, this fundamental limitation (a): With respect to this limitation, domestic and foreign banking will be considered to be different industries: and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

      (2) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

      (3) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

      The following interpretation applies to, but is not a part of, this fundamental restriction: The fund's investments in master notes and similar instruments will not be considered to be the making of a loan.

      (4) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

      (5) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

      (6) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      Money Market Portfolio, U.S. Government Portfolio and Tax-Free Fund will not:

      (7) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

      With respect to Money Market Portfolio and U.S. Government Portfolio, the following interpretation applies to, but is not a part of, fundamental limitation (7): Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

      With respect to Tax-Free Fund, the following interpretation applies to, but is not a part of, fundamental limitation (7): Each state, territory and possession of the United States (including the District of Columbia and Puerto
Rico), each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an IDB or PAB, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by the fund exceeds 10% of the fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity.

      NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are not fundamental and may be changed by each board without shareholder approval.

      Each fund will not:

      (1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      (2) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      (3) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

      (4) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

      (5)   invest more than 10% of its net assets in illiquid securities.


           ORGANIZATION OF THE FUNDS; DIRECTORS/TRUSTEES AND OFFICERS
                       AND PRINCIPAL HOLDERS OF SECURITIES

      PaineWebber RMA Money Fund, Inc. and PaineWebber RMA Tax-Free Fund, Inc. (each may be referred to as the "Corporation") were organized on July 2, 1982 as Maryland corporations. Money Fund has three operating series and has authority to issue 60 billion shares of common stock, par value $0.001 per share (30 billion shares are designated as shares of Money Market Portfolio and $10 billion are designated as shares of U.S. Government Portfolio). Tax-Free Fund has authority to issue 20 billion shares of common stock, par value $0.001 per share. PaineWebber Managed Municipal Trust and PaineWebber Municipal Money Market Series (each may be referred to as the "Trust") were formed on November 21, 1986 and September 14, 1990, respectively, as business trusts under the laws of the Commonwealth of Massachusetts. Managed Municipal Trust has two operating series and Municipal Money Market Series has one. Each Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.001 per share, of existing or future series.

      Each Corporation or Trust is governed by a board of directors or trustees (sometimes referred to as "board members"), which oversees the business operations of the applicable fund. Each board is authorized to establish additional series. The board members and executive officers of the Corporations and the Trusts, their ages, business addresses and principal occupations during the past five years are:

                                POSITION WITH     BUSINESS EXPERIENCE;
 NAME AND ADDRESS*; AGE     CORPORATIONS/TRUSTS   OTHER DIRECTORSHIPS
 ----------------------     -------------------   -------------------

Margo N. Alexander**; 52      Director/Trustee   Mrs.   Alexander  is  chairman
                                and President    (since  March   1999),   chief
                                                 executive    officer   and   a
                                                 director of Mitchell  Hutchins
                                                 (since January  1995),  and an
                                                 executive  vice  president and
                                                 a  director   of   PaineWebber
                                                 (since   March   1984).   Mrs.
                                                 Alexander is  president  and a
                                                 director   or  trustee  of  32
                                                 investment    companies    for
                                                 which    Mitchell    Hutchins,
                                                 PaineWebber  or one  of  their
                                                 affiliates      serves      as
                                                 investment adviser.

Richard Q. Armstrong; 64      Director/Trustee   Mr.  Armstrong  is chairman and
R.Q.A. Enterprises                               principal  of  RQA  Enterprises
One Old Church Road-Unit #6                      (management   consulting  firm)
Greenwich, CT 06830                              (since     April    1991    and
                                                 principal    occupation   since
                                                 March 1995).  Mr. Armstrong was
                                                 chairman  of the  board,  chief
                                                 executive  officer and co-owner
                                                 of     Adirondack     Beverages
                                                 (producer  and  distributor  of
                                                 soft         drinks         and
                                                 sparkling/still         waters)
                                                 (October  1993-March  1995). He
                                                 was  a   partner   of  the  New
                                                 England     Consulting    Group
                                                 (management   consulting  firm)
                                                 (December        1992-September
                                                 1993).    He    was    managing
                                                 director     of    LVMH    U.S.
                                                 Corporation  (U.S.   subsidiary
                                                 of  the  French   luxury  goods
                                                 conglomerate,   Louis   Vuitton
                                                 Moet   Hennessey   Corporation)
                                                 (1987-1991)   and  chairman  of
                                                 its    wine     and     spirits
                                                 subsidiary,    Schieffelin    &
                                                 Somerset  Company  (1987-1991).
                                                 Mr.  Armstrong is a director or
                                                 trustee   of   31    investment
                                                 companies  for  which  Mitchell
                                                 Hutchins,  PaineWebber  or  one
                                                 of their  affiliates  serves as
                                                 investment adviser.

                                POSITION WITH     BUSINESS EXPERIENCE;
 NAME AND ADDRESS*; AGE     CORPORATIONS/TRUSTS   OTHER DIRECTORSHIPS
 ----------------------     -------------------   -------------------

E. Garrett Bewkes, Jr.**; 72  Director/Trustee   Mr.  Bewkes  is a  director  of
                               and Chairman of   Paine  Webber  Group Inc.  ("PW
                                the Board of     Group")   (holding  company  of
                             Directors/Trustees  PaineWebber     and    Mitchell
                                                 Hutchins).  Prior  to  December
                                                 1995,  he was a  consultant  to
                                                 PW  Group.  Prior to  1988,  he
                                                 was   chairman  of  the  board,
                                                 president  and chief  executive
                                                 officer  of  American  Bakeries
                                                 Company.   Mr.   Bewkes   is  a
                                                 director     of      Interstate
                                                 Bakeries    Corporation.    Mr.
                                                 Bewkes   is   a   director   or
                                                 trustee   of   35    investment
                                                 companies  for  which  Mitchell
                                                 Hutchins,  PaineWebber  or  one
                                                 of their  affiliates  serves as
                                                 investment adviser.

Richard R. Burt; 52           Director/Trustee   Mr.  Burt  is  chairman  of IEP
1275 Pennsylvania Avenue,                        Advisors,  Inc.  (international
N.W.                                             investments    and   consulting
Washington, D.C. 20004                           firm)  (since March 1994) and a
                                                 partner  of  McKinsey & Company
                                                 (management   consulting  firm)
                                                 (since  1991).  He  is  also  a
                                                 director                     of
                                                 Archer-Daniels-Midland      Co.
                                                 (agricultural      commodities)
                                                 Hollinger   International   Co.
                                                 (publishing),  Homestake Mining
                                                 Corp.,  Powerhouse Technologies
                                                 Inc.  and  Wierton  Steel Corp.
                                                 He was the chief  negotiator in
                                                 the  Strategic  Arms  Reduction
                                                 Talks  with the  former  Soviet
                                                 Union  (1989-1991) and the U.S.
                                                 Ambassador   to   the   Federal
                                                 Republic       of       Germany
                                                 (1985-1989).   Mr.  Burt  is  a
                                                 director   or   trustee  of  31
                                                 investment  companies for which
                                                 Mitchell Hutchins,  PaineWebber
                                                 or  one  of  their   affiliates
                                                 serves as investment adviser.

Mary C. Farrell**; 49         Director/Trustee   Ms.   Farrell   is  a  managing
                                                 director,   senior   investment
                                                 strategist,  and  member of the
                                                 Investment  Policy Committee of
                                                 PaineWebber.     Ms.    Farrell
                                                 joined   PaineWebber  in  1982.
                                                 She   is  a   member   of   the
                                                 Financial  Women's  Association
                                                 and      Women's       Economic
                                                 Roundtable,  and  appears  as a
                                                 regular    panelist   on   Wall
                                                 Street    Week    with    Louis
                                                 Rukeyser.  She also  serves  on
                                                 the Board of  Overseers  of New
                                                 York University's  Stern School
                                                 of Business.  Ms.  Farrell is a
                                                 director   or   trustee  of  31
                                                 investment  companies for which
                                                 Mitchell Hutchins,  PaineWebber
                                                 or  one  of  their   affiliates
                                                 serves as investment adviser.

                                POSITION WITH     BUSINESS EXPERIENCE;
 NAME AND ADDRESS*; AGE     CORPORATIONS/TRUSTS   OTHER DIRECTORSHIPS
 ----------------------     -------------------   -------------------

Meyer Feldberg; 57            Director/Trustee   Mr.   Feldberg   is  Dean   and
Columbia University                              Professor of  Management of the
101 Uris Hall                                    Graduate  School  of  Business,
New York, New York 10027                         Columbia  University.  Prior to
                                                 1989,  he was  president of the
                                                 Illinois      Institute      of
                                                 Technology.  Dean  Feldberg  is
                                                 also a  director  of  Primedia,
                                                 Inc.,    Federated   Department
                                                 Stores Inc.  and  Revlon,  Inc.
                                                 Dean  Feldberg is a director or
                                                 trustee   of   34    investment
                                                 companies  for  which  Mitchell
                                                 Hutchins, PaineWebber or one of
                                                 their   affiliates   serves  as
                                                 investment adviser.

George W. Gowen; 69           Director/Trustee   Mr.  Gowen is a partner  in the
666 Third Avenue                                 law    firm   of    Dunnington,
New York, New York 10017                         Bartholow  &  Miller.  Prior to
                                                 May 1994,  he was a partner  in
                                                 the law firm of  Fryer,  Ross &
                                                 Gowen.  Mr. Gowen is a director
                                                 or  trustee  of  34  investment
                                                 companies  for  which  Mitchell
                                                 Hutchins, PaineWebber or one of
                                                 their   affiliates   serves  as
                                                 investment adviser.

Frederic V. Malek; 62         Director/Trustee   Mr.   Malek  is   chairman   of
1455 Pennsylvania Ave., N.W.                     Thayer     Capital     Partners
Suite 350                                        (merchant  bank).  From January
Washington, D.C. 20004                           1992 to November  1992,  he was
                                                 campaign       manager       of
                                                 Bush-Quayle  `92.  From 1990 to
                                                 1992,   he  was  vice  chairman
                                                 and,  from 1989 to 1990, he was
                                                 president      of     Northwest
                                                 Airlines    Inc.,    NWA   Inc.
                                                 (holding  company of  Northwest
                                                 Airlines    Inc.)   and   Wings
                                                 Holdings Inc.  (holding company
                                                 of NWA  Inc.).  Prior  to 1989,
                                                 he   was    employed   by   the
                                                 Marriott  Corporation  (hotels,
                                                 restaurants,  airline  catering
                                                 and  contract  feeding),  where
                                                 he   most   recently   was   an
                                                 executive  vice  president  and
                                                 president  of  Marriott  Hotels
                                                 and Resorts.  Mr. Malek is also
                                                 a    director    of    American
                                                 Management    Systems,     Inc.
                                                 (management    consulting   and
                                                 computer   related   services),
                                                 Automatic   Data    Processing,
                                                 Inc.,  CB   Commercial   Group,
                                                 Inc.  (real  estate  services),
                                                 Choice   Hotels   International
                                                 (hotel and hotel  franchising),
                                                 FPL   Group,   Inc.   (electric
                                                 services),   Manor  Care,  Inc.
                                                 (health   care)  and  Northwest
                                                 Airlines  Inc.  Mr.  Malek is a
                                                 director   or   trustee  of  31
                                                 investment  companies for which
                                                 Mitchell Hutchins,  PaineWebber
                                                 or  one  of  their   affiliates
                                                 serves as investment adviser.

                                POSITION WITH     BUSINESS EXPERIENCE;
 NAME AND ADDRESS*; AGE     CORPORATIONS/TRUSTS   OTHER DIRECTORSHIPS
 ----------------------     -------------------   -------------------

Carl W. Schafer; 63           Director/Trustee   Mr.  Schafer  is  president  of
66 Witherspoon Street #1100                      the     Atlantic     Foundation
Princeton, NJ 08542                              (charitable          foundation
                                                 supporting               mainly
                                                 oceanographic  exploration  and
                                                 research).  He is a director of
                                                 Base    Ten    Systems,    Inc.
                                                 (software),   Roadway  Express,
                                                 Inc.  (trucking),  The Guardian
                                                 Group  of  Mutual  Funds,   the
                                                 Harding,  Loevner Funds,  Evans
                                                 Systems,   Inc.  (motor  fuels,
                                                 convenience      store      and
                                                 diversified           company),
                                                 Electronic    Clearing   House,
                                                 Inc.  (financial   transactions
                                                 processing),    Frontier    Oil
                                                 Corporation  and   Nutraceutix,
                                                 Inc.  (biotechnology  company).
                                                 Prior to January  1993,  he was
                                                 chairman   of  the   Investment
                                                 Advisory   Committee   of   the
                                                 Howard      Hughes      Medical
                                                 Institute.  Mr.  Schafer  is  a
                                                 director   or   trustee  of  31
                                                 investment  companies for which
                                                 Mitchell Hutchins,  PaineWebber
                                                 or  one  of  their   affiliates
                                                 serves as investment adviser.

Brian M. Storms;** 44         Director/Trustee   Mr.  Storms  is  president  and
                                                 chief   operating   officer  of
                                                 Mitchell  Hutchins (since March
                                                 1999).  Prior  to  March  1999,
                                                 he was  president of Prudential
                                                 Investments        (1996-1999).
                                                 Prior  to  joining  Prudential,
                                                 he was a managing  director  at
                                                 Fidelity    Investments.    Mr.
                                                 Storms   is   a   director   or
                                                 trustee   of   31    investment
                                                 companies  for  which  Mitchell
                                                 Hutchins,  PaineWebber  or  one
                                                 of their  affiliates  serves as
                                                 investment adviser.

John J. Lee; 31              Vice President and  Mr.  Lee  is a  vice  president
                             Assistant Treasurer and a  manager  of  the  mutual
                                                 fund  finance   department   of
                                                 Mitchell  Hutchins.   Prior  to
                                                 September  1997 he was an audit
                                                 manager   in   the    financial
                                                 services  practice  of  Ernst &
                                                 Young  LLP.  Mr.  Lee is a vice
                                                 president     and     assistant
                                                 treasurer   of  32   investment
                                                 companies  for  which  Mitchell
                                                 Hutchins,  PaineWebber  or  one
                                                 of their  affiliates  serves as
                                                 investment adviser.

                                POSITION WITH     BUSINESS EXPERIENCE;
 NAME AND ADDRESS*; AGE     CORPORATIONS/TRUSTS   OTHER DIRECTORSHIPS
 ----------------------     -------------------   -------------------

Kevin J. Mahoney; 33         Vice President and  Mr.  Mahoney  is a  first  vice
                             Assistant Treasurer president and a senior  manager
                                                 of  the  mutual  fund   finance
                                                 department      of     Mitchell
                                                 Hutchins.   From   August  1996
                                                 through  March 1999, he was the
                                                 manager  of  the  mutual   fund
                                                 internal   control   group   of
                                                 Salomon  Smith  Barney.   Prior
                                                 to  August  1996,   he  was  an
                                                 associate     and     assistant
                                                 treasurer      of     BlackRock
                                                 Financial  Management  L.P. Mr.
                                                 Mahoney  is  a  vice  president
                                                 and  assistant  treasurer of 32
                                                 investment  companies for which
                                                 Mitchell Hutchins,  PaineWebber
                                                 or  one  of  their   affiliates
                                                 serves as investment adviser.

Dennis McCauley; 52            Vice President    Mr.   McCauley  is  a  managing
                                                 director  and chief  investment
                                                 officer--fixed     income    of
                                                 Mitchell  Hutchins.   Prior  to
                                                 December  1994, he was director
                                                 of fixed income  investments of
                                                 IBM  Corporation.  Mr. McCauley
                                                 is  a  vice   president  of  22
                                                 investment  companies for which
                                                 Mitchell Hutchins,  PaineWebber
                                                 or  one  of  their   affiliates
                                                 serves as investment adviser.

Kevin P. McIntyre; 32          Vice President    Mr.    McIntyre   is   a   vice
                              (Municipal Money   president   and   a   portfolio
                               Market Series)    manager of  Mitchell  Hutchins.
                                                 Mr.    McIntyre   is   a   vice
                                                 president  of  one   investment
                                                 company   for  which   Mitchell
                                                 Hutchins,  PaineWebber  or  one
                                                 of their  affiliates  serves as
                                                 investment adviser.

Ann E. Moran; 42             Vice President and  Ms.  Moran is a vice  president
                             Assistant Treasurer and a  manager  of  the  mutual
                                                 fund  finance   department   of
                                                 Mitchell  Hutchins.  Ms.  Moran
                                                 is   a   vice   president   and
                                                 assistant   treasurer   of   32
                                                 investment  companies for which
                                                 Mitchell Hutchins,  PaineWebber
                                                 or  one  of  their   affiliates
                                                 serves as investment adviser.

Dianne E. O'Donnell; 47      Vice President and  Ms.  O'Donnell is a senior vice
                                  Secretary      president  and  deputy  general
                                                 counsel of  Mitchell  Hutchins.
                                                 Ms.   O'Donnell   is   a   vice
                                                 president  and  secretary of 31
                                                 investment  companies  and vice
                                                 president     and     assistant
                                                 secretary  of  one   investment
                                                 company   for  which   Mitchell
                                                 Hutchins,  PaineWebber  or  one
                                                 of their  affiliates  serves as
                                                 investment adviser.

                                POSITION WITH     BUSINESS EXPERIENCE;
 NAME AND ADDRESS*; AGE     CORPORATIONS/TRUSTS   OTHER DIRECTORSHIPS
 ----------------------     -------------------   -------------------

Emil Polito; 38                Vice President    Mr.  Polito  is a  senior  vice
                                                 president   and   director   of
                                                 operations   and   control  for
                                                 Mitchell  Hutchins.  Mr. Polito
                                                 is   vice   president   of   32
                                                 investment  companies for which
                                                 Mitchell Hutchins,  PaineWebber
                                                 or  one  of  their   affiliates
                                                 serves as investment adviser.

Susan P. Ryan; 39              Vice President    Ms.   Ryan  is  a  senior  vice
                                (Money Fund)     president   and  a  manager  of
                                                 Mitchell  Hutchins and has been
                                                 with  Mitchell  Hutchins  since
                                                 1982.   Ms.   Ryan  is  a  vice
                                                 president  of  five  investment
                                                 companies  for  which  Mitchell
                                                 Hutchins, PaineWebber or one of
                                                 their   affiliates   serves  as
                                                 investment adviser.

Victoria E. Schonfeld; 48      Vice President    Ms.  Schonfeld  is  a  managing
                                                 director  and  general  counsel
                                                 of  Mitchell   Hutchins  (since
                                                 May  1994)  and a  senior  vice
                                                 president    of     PaineWebber
                                                 (since    July    1995).    Ms.
                                                 Schonfeld  is a vice  president
                                                 of 31 investment  companies and
                                                 a vice  president and secretary
                                                 of one  investment  company for
                                                 which    Mitchell     Hutchins,
                                                 PaineWebber  or  one  of  their
                                                 affiliates       serves      as
                                                 investment adviser.

Paul H. Schubert; 36         Vice President and  Mr.  Schubert  is a senior vice
                                  Treasurer      president  and  director of the
                                                 mutual fund finance  department
                                                 of   Mitchell   Hutchins.   Mr.
                                                 Schubert  is a  vice  president
                                                 and  treasurer of 32 investment
                                                 companies  for  which  Mitchell
                                                 Hutchins,  PaineWebber  or  one
                                                 of their  affiliates  serves as
                                                 investment adviser.

Barney A. Taglialatela; 38   Vice President and  Mr.   Taglialatela  is  a  vice
                             Assistant Treasurer president  and a manager of the
                                                 mutual fund finance  department
                                                 of Mitchell Hutchins.  Prior to
                                                 February   1995,   he   was   a
                                                 manager  of  the  mutual   fund
                                                 finance   division   of  Kidder
                                                 Peabody Asset Management,  Inc.
                                                 Mr.   Taglialatela  is  a  vice
                                                 president     and     assistant
                                                 treasurer   of  32   investment
                                                 companies  for  which  Mitchell
                                                 Hutchins,  PaineWebber  or  one
                                                 of their  affiliates  serves as
                                                 investment adviser.

                                POSITION WITH     BUSINESS EXPERIENCE;
 NAME AND ADDRESS*; AGE     CORPORATIONS/TRUSTS   OTHER DIRECTORSHIPS
 ----------------------     -------------------   -------------------

Debbie Vermann; 40             Vice President    Ms.    Vermann    is   a   vice
                               (Tax-Free Fund,   president   and   a   portfolio
                              Managed Municipal manager of Mitchell Hutchins. Trust, Municipal Ms. Vermann is a vice Managed
                                Money Market     Municipal  president  of  three
                                   Series)       investment  companies for which
                                                 Mitchell Hutchins,  PaineWebber
                                                 or  one  of  their   affiliates
                                                 serves as investment adviser.
Keith A. Weller; 38          Vice President and  Mr.  Weller  is  a  first  vice
                             Assistant Secretary president     and     associate
                                                 general   counsel  of  Mitchell
                                                 Hutchins.  Prior  to May  1995,
                                                 he was an  attorney  in private
                                                 practice.  Mr. Weller is a vice
                                                 president     and     assistant
                                                 secretary   of  31   investment
                                                 companies  for  which  Mitchell
                                                 Hutchins,  PaineWebber  or  one
                                                 of their  affiliates  serves as
                                                 investment adviser.

* Unless otherwise indicated, the business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019.

** Mrs. Alexander, Mr. Bewkes, Ms. Farrell and Mr. Storms are "interested persons" of each fund as defined in the Investment Company Act by virtue of their positions with Mitchell Hutchins, PaineWebber and/or PW Group.

      Each Corporation or Trust pays board members who are not "interested persons" of the Corporation or Trust $1,000 annually for each series and an additional up to $150 per series for each board meeting and each separate. Money Fund, Tax-Free Fund, Managed Municipal Trust and Municipal Money Market Series presently pay such directors and trustees $3,000, $1,000, $2,000 and $1,000 annually, respectively, plus any additional amounts due for board or committee meetings. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation aggregating $15,000 annually from the relevant funds. Board members are reimbursed for any expenses incurred in attending meetings. Board members and officers of the Corporations/Trusts own in the aggregate less than 1% of the shares of each Fund. Because PaineWebber and Mitchell Hutchins perform substantially all of the services necessary for the operation of the Corporations/Trusts and the funds, the Corporations/Trusts require no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Corporations/Trusts for acting as a board member or officer.

      The table below includes certain information relating to the compensation of the current board members of the Corporations/Trusts who held office with them or with other PaineWebber funds during the fiscal year ended June 30, 1999.

                                                  COMPENSATION TABLE+


                                               AGGREGATE COMPENSATION FROM

                                 ---------------------------------------------------------     TOTAL COMPENSATION
                                                                             MUNICIPAL     FROM THE CORPORATIONS/TRUSTS
                                                             MANAGED       MONEY MARKET              AND THE
                                 MONEY        TAX-FREE      MUNICIPAL         SERIES*             FUND COMPLEX**
NAME OF PERSONS, POSITION         FUND*        FUND*         TRUST*

Richard Q. Armstrong
Director/Trustee.............                                                                             $ 101,372
Richard R. Burt
Director/Trustee.............                                                                               101,372
Meyer Feldberg,
Director/Trustee.............                                                                               116,222
George W. Gowen,
Director/Trustee.............                                                                               108,272
Frederic V. Malek,
Director/Trustee.............                                                                               101,372
Carl W. Schafer
Director/Trustee.............                                                                               101,372

-------------------------

+ Only independent board members are compensated by the Corporations or Trusts and identified above; board members who are "interested persons" as defined by the 1940 Act do not receive compensation.

* Represents fees paid to each board member during the fiscal years ended June 30, 1999.

** Represents total compensation paid to each board member during the calendar year ended December 31, 1998; no fund within the fund complex has a bonus, pension, profit sharing, or retirement plan.

                         PRINCIPAL HOLDERS OF SECURITIES

      As of July 31, 1999, the funds' records showed no shareholders owning 5% or more of a fund's shares.

                       INVESTMENT ADVISORY, ADMINISTRATION
                          AND DISTRIBUTION ARRANGEMENTS

      PaineWebber acts as the funds' investment adviser and administrator pursuant to separate contracts dated March 23, 1989 with Money Fund, March 1, 1989 with Tax-Free Fund, September 10, 1990 with Managed Municipal Trust and April 13, 1995 with Municipal Money Market Series ("PaineWebber Contracts"). Under the PaineWebber Contracts, each fund pays PaineWebber an annual fee, computed daily and paid monthly, according to the following schedule:


         AVERAGE DAILY NET ASSETS                                                        RATE
         MONEY MARKET PORTFOLIO:
                  All....................................................................0.50%
         U.S. GOVERNMENT PORTFOLIO:
                  Up to $300 million.....................................................0.50%
         In excess of $300 million up to $750 million................................... 0.44%
                  Over $750 million......................................................0.36%
         TAX-FREE FUND:
                  Up to $1 billion.......................................................0.50%
                  In excess of $1 billion up to $1.5 billion.............................0.44%
                  Over $1.5 billion......................................................0.36%

         CALIFORNIA MUNICIPAL MONEY FUND AND
         NEW YORK MUNICIPAL MONEY FUND:
                  Up to $300 million.....................................................0.50%
                  In excess of $300 million up to $750 million...........................0.44%
                  Over $750 million......................................................0.36%
         NEW JERSEY MUNICIPAL MONEY FUND:
                  All....................................................................0.50%

For the periods indicated, the funds paid (or accrued) to PaineWebber the following fees.

                                                       FOR THE FISCAL YEARS ENDED JUNE 30,
                                            ----------------------------------------------------------
                                                      1999                 1998                  1997
                                                      ----                 ----                  ----
Money Market                                                     $...50,859,070        $...40,972,909
Portfolio..................................
U.S. Government                                                       5,010,616             4,931,890
Portfolio..................................
Tax-Free                                                             10,111,111             9,479,630
Fund.......................................
California Municipal Money Fund............                           2,667,404             2,493,144
New Jersey Municipal Money Fund............                             294,352               239,816
New York Municipal Money Fund..............                           1,673,724             1,446,166
                                                                 ($5113 waived)     ($292,698 waived)

      [During its fiscal year ended June 30, 1999, no fund paid fees to PaineWebber for its services as lending agent because no Fund engaged in any securities lending activities during that period.] Prior to August 1, 1997, PaineWebber provided certain services to each fund not otherwise provided by its transfer agent. Pursuant to agreements between PaineWebber and the funds (other than New Jersey Municipal Money Fund) relating to these services, the funds paid (or accrued) to PaineWebber the following fees:

                                 FOR THE FISCAL YEARS ENDED JUNE 30,
                               ----------------------------------------
                                                       1998              1997
                                                       ----              ----
Money Market Portfolio...............              $156,077        $1,736,778
U.S. Government Portfolio............                12,249           148,113
Tax-Free Fund........................                20,345           247,472
California Municipal Money Fund.......                4,546            54,029
New York Municipal Money Fund.........                3,402            39,481

      Subsequent to July 31, 1997, PaineWebber provides transfer agency related services to each fund pursuant to a delegation of authority from PFPC Inc. and is compensated for these services by PFPC Inc., not the funds.

      Under separate contracts with PaineWebber dated March 23, 1989 with respect to Money Fund, March 1, 1989 with respect to Tax-Free Fund, September 10, 1990 with respect to Managed Municipal Trust and April 13, 1995 with respect to Municipal Money Market Series ("Mitchell Hutchins Contracts"), Mitchell Hutchins serves as each fund's sub-adviser and sub-administrator. Under the Mitchell Hutchins Contracts, PaineWebber (not the funds) pays Mitchell Hutchins fees, computed daily and paid monthly, at an annual rate of 20% of the fee paid by each fund to PaineWebber under the PaineWebber Contracts.

      For the periods indicated, PaineWebber paid (or accrued) to Mitchell Hutchins the following fees.

                                                                FOR THE FISCAL YEARS ENDED JUNE 30,
                                               -------------------------------------------------------------
                                                1999                   1998                     1997
                                                ----                   ----                     ----
Money Market Portfolio.....................                        $ 10,171,814              $ 8,194,582
U.S. Government Portfolio..................                           1,002,123                  986,378
Tax-Free Fund..............................                           2,022,222                1,895,926
California Municipal Money Fund............                             533,481                  498,629
New Jersey Municipal Money Fund............                              58,870                   47,963
New York Municipal Money Fund..............                             333,722                  347,773

      Under the terms of the PaineWebber Contracts, each fund bears all expenses incurred in its operation that are not specifically assumed by PaineWebber. General expenses of a Corporation or Trust not readily identifiable as belonging to a specific fund or to any other series of the Corporation or Trust are allocated among series by or under the direction of the Corporation's or Trust's board in such manner as the board deems fair and equitable. Expenses borne by the funds include the following (or each fund's share of the following): (1) the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the funds and any losses incurred in connection therewith, (2) fees payable to and expenses incurred on behalf of the funds by PaineWebber, (3) organizational expenses, (4) filing fees and expenses relating to the registration and qualification of the shares of the funds under federal and state securities laws and maintaining such registrations and qualifications,
(5) fees and salaries payable to the board members and officers who are not interested persons of a Corporation or a Trust, or of PaineWebber, (6) all expenses incurred in connection with the board members' services, including travel expenses, (7) taxes (including any income or franchise taxes) and governmental fees, (8) costs of any liability, uncollectable items of deposit and other insurance or fidelity bonds, (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against a Corporation or Trust, or a fund for violation of any law, (10) legal, accounting and auditing expenses, including legal fees of special counsel for those board members who are not interested persons of a Corporation or Trust, (11) charges of custodians, transfer agents and other agents, (12) expenses of setting in type and printing prospectuses and supplements thereto, reports and statements to shareholders and proxy material for existing shareholders, (13) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials to existing shareholders, (14) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which a Corporation or Trust is a party and the expenses a Corporation or Trust may incur as a result of its legal obligation to provide indemnification to its officers, board members, agents and shareholders) incurred by a fund, (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations, (16) costs of mailing and tabulating proxies and costs of shareholders meetings, the board and any committees thereof, (17) the cost of investment company literature and other publications provided to the board members and officers, and (18) costs of mailing, stationery and communications equipment.

      Under the PaineWebber and Mitchell Hutchins Contracts (collectively, "Contracts"), PaineWebber or Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by a fund in connection with the performance of the Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PaineWebber or Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

      The Contracts are terminable with respect to each fund at any time without penalty by vote of the applicable board or by vote of the holders of a majority of the outstanding voting securities of that fund on 60 days' written notice to PaineWebber or Mitchell Hutchins, as the case may be. The PaineWebber Contracts are also terminable without penalty by PaineWebber on 60 days' written notice to the appropriate Corporation or Trust, and the Mitchell Hutchins Contracts are terminable without penalty by PaineWebber or Mitchell Hutchins on 60 days' written notice to the other party. The Contracts terminate automatically upon their assignment, and each Mitchell Hutchins Contract also terminates automatically upon the assignment of the applicable PaineWebber Contract.

      The following table shows the approximate net assets as of July 31, 1999, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.

                                                         NET ASSETS
                         INVESTMENT CATEGORY             ($ MIL)
                         -------------------             -------
      Domestic (excluding Money Market)................
      Global...........................................
      Equity/Balanced..................................
      Fixed Income (excluding Money Market)............
               Taxable Fixed Income....................
               Tax-Free Fixed Income...................
      Money Market Funds...............................


      Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of the PaineWebber mutual funds and other Mitchell Hutchins' advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by the PaineWebber mutual funds and other Mitchell Hutchins advisory clients.

      DISTRIBUTION ARRANGEMENTS. PaineWebber acts as distributor of shares of the funds under separate distribution contracts with each Corporation or Trust ("Distribution Contracts") which require PaineWebber to use its best efforts, consistent with its other business, to sell shares of the funds. Shares of the funds are offered continuously. Payments by each fund (other than Money Market Portfolio) to compensate PaineWebber for certain expenses incurred in connection with its activities in providing certain shareholder and account maintenance services are authorized under the Distribution Contracts and made in accordance with related plans of distribution ("Plans") adopted by each Corporation or Trust with respect to those funds in the manner prescribed by Rule 12b-1 under the 1940 Act. No such payments have been authorized for Money Market Portfolio.

      Under plans of distribution adopted for each of these funds in the manner prescribed by Rule 12b-1 under the Investment Company Act ("Plan"), the fund pays PaineWebber a service fee, accrued daily and payable monthly, for providing certain shareholder and account maintenance services. Each fund's Plan (other than the Plan for New Jersey Municipal Money Fund) authorizes it to pay PaineWebber a service fee, computed daily and paid monthly, at an annual rate of up to 0.15% of its average daily net assets. Each of these funds currently pays service fees to PaineWebber at the annual rate of 0.125% of average net assets. Any increase from 0.125% annual rate would require prior approval of the board. Under its Plan, New Jersey Municipal Money Fund pays service fees to PaineWebber at the annual rate of 0.12% of average net assets.

      PaineWebber uses the 12b-1 service fees to pay PaineWebber Financial Advisors and correspondent firms for shareholder servicing. The fee is also used to offset PaineWebber's other expenses in servicing and maintaining shareholder accounts. These expenses may include the costs of the PaineWebber branch office in which the Financial Advisor is based, such as rent, communications equipment, employee salaries and other overhead costs.

      Among other things, each Plan provides that (1) PaineWebber will submit to the board at least quarterly, and the board members will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those board members who are not "interested persons" of the Corporation or Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by a Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the affected Fund's outstanding shares and (4) while the Plan remains in effect, the selection and nomination of board members who are not "interested persons" of the Corporation or Trust shall be committed to the discretion of the board members who are not "interested persons" of the Corporation or Trust.

      Under the applicable Plan, U.S. Government Portfolio, Tax-Free Fund, California Municipal Money Fund and New York Municipal Money Fund each is authorized to pay PaineWebber a service fee, computed daily and paid monthly, at the annual rate of up to 0.15% of its average daily net assets. Each of these funds currently pays service fees to PaineWebber at the annual rate of 0.125% of average daily net assets. Any increase from the current annual rate would require prior approval of the board. Under the applicable Plan, New Jersey Municipal Money fund pays service fees to PaineWebber at an annual rate of 0.12% of its average daily net assets.

      The funds paid (or accrued) the following service fees to PaineWebber under the Plans during the fiscal year ended June 30, 1999:

       U.S. Government Portfolio
       Tax-Free Fund
       California Municipal Money Fund
       New Jersey Municipal Money Fund
       New York Municipal Money Fund

      PaineWebber   estimates   that  it  incurred  the  following   shareholder
service-related expenses with respect to each fund during the fiscal year ended June 30 1999:

                                        SERVICE FEES PAID TO
                                             PAINEWEBBER
                                         FINANCIAL ADVISORS      ALLOCATED COSTS
     U.S. Government Portfolio
     Tax-Free Fund
     California Municipal Money Fund
     New Jersey Municipal Money Fund
     New York Municipal Money Fund

      "Allocated costs" include various internal costs allocated by PaineWebber to its efforts at providing certain shareholder and account maintenance services. These internal costs encompass office rent, salaries and other overhead expenses of various PaineWebber departments and areas of operations.

      In approving the continuance of the Plan for a fund, the applicable board considered all features of the distribution system for the fund, including (a) PaineWebber's view that the payment of service fees at the annual rate of 0.02% of the average daily net assets of the fund held in shareholder accounts serviced by PaineWebber Financial advisors and correspondent firms was attractive to such Financial Advisors and correspondent firms and would result in greater growth of the fund than might otherwise be the case, (b) the extent to which fund shareholders might benefit from economies of scale resulting from growth in the fund's assets and shareholder account size and the potential for continued growth, (c) the services provided to the fund and its shareholders by PaineWebber pursuant to the applicable Distribution Contract, (d) PaineWebber's expenses and costs under the Plan as described above and (e) the fact that the expense of the Plan to funds with breakpoints in their advisory and administration fees could be offset if the Plan is successful by the lower fee rates that may be triggered as assets reach higher levels.

      With respect to each Plan, the applicable board considered the benefits that would accrue to PaineWebber under the Plan in that PaineWebber would receive service and advisory fees that are calculated based upon a percentage of the average net assets of the fund, which fees would increase if the Plan is successful and the fund attains and maintains increased asset levels.


                             PORTFOLIO TRANSACTIONS

      The funds purchase portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

      The Mitchell  Hutchins  Contracts  authorize  Mitchell  Hutchins (with the approval of the applicable board) to select brokers and dealers to execute purchases and sales of each fund's portfolio securities. The Mitchell Hutchins Contracts direct Mitchell Hutchins to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the funds. [To the extent that the execution and price offered by more than one dealer are comparable, Mitchell Hutchins may, in its discretion, effect transactions in portfolio securities with dealers who provide the funds with research, analysis, advice and similar services. Although Mitchell Hutchins may receive certain research or execution services in connection with these transactions, Mitchell Hutchins will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Moreover, Mitchell Hutchins will not enter into any explicit soft dollar arrangements relating to principal transactions and will not receive in principal transactions the types of services that could be purchased for hard dollars.] Research services furnished by the dealers through which or with which a fund effects securities transactions may be used by Mitchell Hutchins in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins in connection with other funds or accounts that Mitchell Hutchins advises may be used in advising the fund. Information and research received from dealers will be in addition to, and not in lieu of, the services required to be performed by Mitchell Hutchins under the Mitchell Hutchins Contracts. During its past three fiscal years, no fund has paid any brokerage commissions; therefore, none has allocated any brokerage transactions for research, analysis, advice and similar services.

      [Mitchell Hutchins may engage in agency transactions in over-the-counter equity and debt securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services. These procedures include Mitchell Hutchins receiving multiple quotes from dealers before executing the transactions on an agency basis.]

      Investment decisions for each fund and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the fund and such other account(s) as to amount according to a formula deemed equitable to the fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the fund is concerned or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the fund.


HOLDINGS OF REGULAR BROKER-DEALERS

      As of June 30, 1999, Money Market Portfolio owned commercial paper and other short-term obligations issued by the following persons who are regular broker-dealers for the fund:

                          [information to be supplied]






                  ADDITIONAL INFORMATION REGARDING REDEMPTIONS

      Each fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a fund to dispose of securities owned by it or to determine fairly the market value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the fund's portfolio at the time, although each fund attempts to maintain a constant net asset value of $1.00 per share.

      If conditions exist that make cash payments undesirable, California Municipal Money Fund and New York Municipal Money Fund each reserve the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund's net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. Managed Municipal Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, under which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

      Under normal circumstances, a fund will redeem shares when so requested by a shareholder's broker-dealer other than PaineWebber by telegram or telephone to PaineWebber. Such a redemption order will be executed at the net asset value next determined after the order is received by PaineWebber. Redemptions of fund shares effected through a broker-dealer other than PaineWebber may be subject to a service charge by that broker-dealer.


                               VALUATION OF SHARES

      Each fund uses its best efforts to maintain its net asset value at $1.00 per share. Each fund's net asset value per share is determined by State Street Bank and Trust Company ("State Street") as of 12:00 noon, Eastern time, on each Business Day. As defined in the Prospectus, "Business Day" means any day on which State Street's Boston offices and the New York City offices of PaineWebber and PaineWebber's bank, The Bank of New York, are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Patriot's Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

      Each fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under 1940 Act. To use amortized cost to value its portfolio securities, a fund must adhere to certain conditions under the Rule relating to the fund's investments, some of which are discussed in the Prospectus and this SAI. Amortized cost is an approximation of market value, whereby the difference between acquisition cost and value at maturity of the instrument is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, a fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

      Each board has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for any fund, its board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and except as otherwise indicated herein will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are of high quality and that Mitchell Hutchins, acting pursuant to the procedures, determines present minimal credit risks and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value, the relevant board will take appropriate action.

      In determining the approximate market value of portfolio investments, each fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the applicable board.


                             PERFORMANCE INFORMATION

      The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return will fluctuate.

      TOTAL  RETURN   CALCULATIONS.   Average   annual   total   return   quotes
("Standardized Return") used in each fund's Performance Advertisements are calculated according to the following formula:

       P(1 + T)n  =  ERV
     where:  P    =  a hypothetical initial payment of $1,000 to purchase shares
             T    =  average annual total return of shares
             n    =  number of years
           ERV    =  ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

      Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends are assumed to have been reinvested at net asset value.

      The funds also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). The funds calculate Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in fund shares and assuming the reinvestment of all dividends. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value.

      The following tables show performance information for the funds' shares outstanding for the periods indicated. All returns for periods of more than one year are expressed as an average annual return.

                                       U.S.                  CALIFORNIA   NEW JERSEY  NEW YORK
                             MONEY     GOVERN-                MUNICIPAL   MUNICIPAL   MUNICIPAL
                             MARKET     MENT       TAX-FREE    MONEY        MONEY       MONEY
                           PORTFOLIO  PORTFOLIO      FUND      FUND         FUND        FUND
                           ---------  ---------      ----      ----         ----        ----
Year ended June 30, 1999:
   Standardized
   Return...............
   Non-Standardized
   Return...............
Five Years
ended June 30, 1999:
   Standardized
   Return...............
   Non-Standardized
   Return...............
Ten Years
ended June 30, 1999:
   Standardized
   Return...............
   Non-Standardized
   Return...............
Inception* to June 30,
1999:
   Standardized
   Return...............
   Non-Standardized
   Return...............

--------------

* The inception dates for the funds are as follows:

Money Market Portfolio                          10/04/82
U.S. Government Portfolio                       10/04/82
Tax-Free Fund                                   10/04/82
California Municipal Money Market Fund          11/07/88
New Jersey Municipal Money Market Fund          02/10/91
New York Municipal Money Market Fund            11/10/88

      YIELD. Each fund computes its yield and effective yield quotations using standardized methods required by the SEC. Each fund from time to time advertises
(1) its current yield based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent; and (2) its effective yield based on the same seven-day period by compounding the base period return by adding 1, raising the sum to a power equal to (365/7), and subtracting 1 from the result, according to the following formula:

                   EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] - 1

      Each municipal fund from time to time also advertises its tax-equivalent yield and tax-equivalent effective yield, also based on a recently ended seven-day period. These quotations are calculated by dividing that portion of the fund's yield (or effective yield, as the case may be) that is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the fund's yield that is not tax-exempt, according to the following formula:

                                            E
                                          -------
            TAX-EQUIVALENT  YIELD = (1-p ) + 1
            E = Tax  exempt  yield
            p = stated income tax rate
            t = taxable yield

      Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of each fund fluctuates, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges that may reduce the yield.

      The following yields are for the seven-day period ended June 30, 1999:


                                                   EFFECTIVE
                                        YIELD        YIELD
                                        -----        -----
       Money Market Portfolio
       U.S. Government Portfolio
       Tax-Free Fund
       California Municipal Money Fund
       New Jersey Municipal Money Fund
       New York Municipal Money Fund


      The following tax equivalent yields are based, in each case, on the maximum individual tax rates:

                                                          TAX EQUIVALENT     TAX EQUIVALENT
                                                              YIELD          EFFECTIVE YIELD
                                                              -----          ---------------
Tax-Free Fund (assuming a federal tax rate of 39.6%)
California  Municipal Money Fund (assuming a combined
   federal and California State tax rate of 45.22%)
New Jersey Municipal Money Fund (assuming a combined
   federal and New Jersey State tax rate of 43.45%)
New York Municipal Money Fund (assuming a combined
   federal, New York State and New York City tax rate
   of 46.43%
New York  Municipal  Money Fund (assuming an effective
   combined  federal and New York State tax rate of 43.74%

      OTHER INFORMATION. The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to predict or indicate future results. The return on an investment in each fund will fluctuate. In Performance Advertisements, the funds may compare their standardized or non-standardized return and taxable or tax-free yields with data published by Lipper Analytical

Services, Inc. for money funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), IBC/ Donoghue's Money Market Fund Report ("Donoghue"), Wiesenberger Investment Companies Service ("Wiesenberger"), Investment Company Data Inc. ("ICD") or Morningstar Mutual Funds ("Morningstar"), or with the performance of recognized stock and other indexes, including the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Merrill Lynch Municipal Bond Indices, the Morgan Stanley Capital World Index, the Lehman Brothers Treasury Bond Index, the Lehman Brothers Government-Corporate Bond Index, the Salomon Brothers Government Bond Index and the Consumer Price Index as published by the U.S. Department of Commerce. The Funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Donoghue, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS.

      Each fund may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends on a fund investment are reinvested by being paid in additional fund shares, any future income of the fund would increase the value, not only of the original fund investment, but also of the additional fund shares received through reinvestment. As a result, the value of a fund investment would increase more quickly than if dividends had been paid in cash.

      Each fund may also compare its performance with the performances of bank certificates of deposit ("CDs") as measured by the CDA Certificate of Deposit Index and the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquotes-Registered Trademark- Money Markets. In comparing a fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Advertisements and other promotional materials for the funds or for the PaineWebber Resource Management Account(R) ("RMA") and Business Services Accountsm ("BSA") programs may compare features of the RMA and BSA programs to those offered by bank checking accounts and other bank accounts. Bank accounts are insured in whole or in part by an agency of the U.S. government and may offer a fixed rate of return. Fund shares are not insured or guaranteed by the U.S. government, and returns thereon will fluctuate. While each fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so.

                                      TAXES

            BACKUP WITHHOLDING. Each fund is required to withhold 31% of all taxable dividends payable to individuals and certain other non-corporate shareholders who (1) do not provide the fund or PaineWebber with a correct taxpayer identification number on Form W-9 (for U.S. citizens and resident aliens) or a properly completed claim for exemption on form W-8 (for nonresident aliens and other foreigners) or (2) otherwise are subject to backup withholding.

      QUALIFICATION AS A REGULATED INVESTMENT COMPANY. To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code, each fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain, if any) plus, in the case of each municipal fund, its net interest income excludable from gross income under section 103(a) of the Internal Revenue Code, and must meet several additional requirements. With respect to each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities) of any one issuer.

      Dividends paid by a municipal fund will qualify as "exempt-interest dividends," and thus will be excludable from gross income by its shareholders, if it satisfies the additional requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a). Each municipal fund intends to continue to satisfy this requirement. The aggregate amount annually designated by a municipal fund as exempt-interest dividends may not exceed its interest for the year that is excludable under section 103(a) over certain amounts disallowed as deductions. The shareholders' treatment of dividends from the municipal funds under state and local income tax laws may differ from the treatment thereof under the Internal Revenue Code.

      Tax-exempt interest attributable to certain PABs (including, in the case of a municipal fund receiving interest on such bonds, a proportionate part of the exempt-interest dividends paid by that fund) is subject to the federal alternative minimum tax. Exempt-interest dividends received by a corporate shareholder also may be indirectly subject to that tax without regard to whether a municipal fund's tax-exempt interest was attributable to those bonds. PABs are issued by or on behalf of public authorities to finance various privately operated facilities and are described in the Prospectus.

      Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by IDBs or PABs should consult their tax advisers before purchasing shares of a municipal fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of IDBs or PABs.

      Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as a municipal Fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from the Municipal funds still are tax-exempt to the extent described above and in the Prospectus; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

      If a municipal fund invests in any instruments that generate taxable income, under the circumstances described in the Prospectus and in the discussion of municipal market discount bonds below, the portion of any fund dividend attributable to the interest earned thereon will be taxable to that fund's shareholders as ordinary income to the extent of its earnings and profits and only the remaining portion will qualify as an exempt-interest dividend. The respective portions will be determined by the "actual earned" method, under which the portion of any dividend that qualifies as an exempt-interest dividend may vary, depending on the relative proportions of tax-exempt and taxable interest earned during the dividend period. Moreover, if a municipal fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders.

      Each municipal fund may invest in municipal bonds that are purchased, generally not on their original issue, with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with original issue discount, a price less than the amount of the issue price plus accrued original issue discount) ("municipal market discount bonds"). If a bond's market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as above, a municipal fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

      Dividends from investment company taxable income paid to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally are subject to a 30% withholding tax, unless the applicable tax rate is reduced by a treaty between the United States and the shareholder's country of residence. Withholding does not apply to a dividend paid to a foreign shareholder that is "effectively connected with the [shareholder's] conduct of a trade or business within the United States," in which case the withholding requirements applicable to domestic taxpayers apply. Exempt-interest dividends paid by the municipal funds are not subject to withholding.

      Each fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all its ordinary (I.E., taxable) income for that year and any capital gain net income for the one-year period ending October 31 of that year, plus certain other amounts.

      CALIFORNIA TAXES. In any year in which California Municipal Money Fund qualifies as a RIC under the Internal Revenue Code and 50% or more of its assets at the close of each quarter of its taxable year are invested in obligations the interest on which is exempt from personal income taxation by the State of
California, the fund will be qualified under California law to pay "exempt-interest" dividends which will be exempt from the California personal income tax.

      Individual shareholders of California Municipal Money Fund who reside in California will not be subject to California personal income tax on distributions received from the Fund to the extent such distributions are attributable to interest on tax-exempt obligations issued by the State of California or a California local government (or interest earned on tax-exempt obligations of U.S. possessions or territories), provided that the fund satisfies the requirement of California law that at least 50% of its assets at the close of each quarter of its taxable year be invested in obligations the interest on which is exempt from personal income taxation by the State of California. Income distributions from the fund that are attributable to sources other than those described in the preceding sentence will generally be taxable to such shareholders as ordinary income. However, distributions from the fund, if any, that are derived from interest on obligations of the U.S. government may also be designated by the fund and treated by its shareholders as exempt from California personal income tax, provided that the foregoing 50% requirement is satisfied. In addition, distributions to such shareholders other than exempt-interest dividends will be includable in income subject to the California alternative minimum tax.

      Shareholders of California Municipal Money Fund who are subject to the California corporate franchise tax will be required to include distributions of investment income and capital gains in their taxable income for purposes of that tax. In addition, such distributions may be includable in income subject to the alternative minimum tax.

      Shares of California Municipal Money Fund will not be subject to the California property tax.

      The foregoing is a general, abbreviated summary of certain of the provisions of the tax laws of the State of California presently in effect as they directly govern the taxation of shareholders of California Municipal Money Fund. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to fund transactions. Shareholders are advised to consult with their own tax advisers for more detailed information concerning California tax matters.

      NEW JERSEY TAXES. New Jersey Municipal Money Fund anticipates that substantially all dividends aid by it will not be subject to the New Jersey gross income tax. In accordance with the provisions of New Jersey law as currently in effect, distributions paid by a "qualified investment fund" will not be subject to the New Jersey gross income tax to the extent the distributions are attributable to income received as interest or gain from New Jersey Municipal Securities or direct U.S. government obligations or certain other specified obligations. To be classified as a qualified investment fund, at least 80% of the fund's investments must consist of such obligations. Distributions by a qualified investment fund that are attributable to most other sources will be subject to the New Jersey gross income tax. If the fund continues to qualify as a qualified investment fund, any gain on the redemption of its shares will not be subject to the New Jersey gross income tax. To the extent a shareholder of the fund is obligated to pay state or local taxes outside of New Jersey, dividends earned by such shareholder may represent taxable income.

      The shares of New Jersey Municipal Money Fund are not subject to property taxation by New Jersey or its political subdivisions.

      The foregoing is a general, abbreviated summary of certain of the applicable provisions of New Jersey tax law presently in effect. These provisions are subject to change by legislative, judicial or administrative action and any such change may be either prospective or retroactive with respect to Fund transactions. Shareholders are urged to consult with their own tax advisers for more detailed information concerning New Jersey State tax matters.

      NEW YORK TAXES. Individual shareholders of New York Municipal Money Fund will not be required to include in their gross income for New York State and City purposes any portion of distributions received from New York Municipal Money Fund to the extent such distributions are directly attributable to interest earned on tax-exempt obligations issued by New York State or any political subdivisions thereof (including New York City) or interest earned on obligations of U.S. possessions or territories to the extent interest on such obligations is exempt from state taxation pursuant to federal law, provided that New York Municipal Money Fund qualifies as a RIC under the Internal Revenue Code and satisfies certain requirements, among others, that at least 50% of its assets at the close of each quarter of its taxable year constitute obligations which are tax-exempt for federal income tax purposes. Distributions from New York Municipal Money Fund which are attributable to sources other than those described in the preceding sentence (including interest on obligations of other states and their political subdivisions) will generally be taxable to such individual shareholders as ordinary income. Distributions to individual shareholders by New York Municipal Money Fund which represents long-term capital gains for federal income tax purposes will be treated as long-term capital gains for New York State and City personal income tax purposes. (Certain undistributed capital gains of New York Municipal Money Fund that are treated as (taxable) long-term capital gains in the hands of shareholders will be treated as long-term capital gains for New York State and City personal income taxes purposes.)

      Shareholders of New York Municipal Money Fund that are subject to the New York State corporate franchise tax or the New York City general corporation tax will be required to include exempt-interest dividends paid by New York Municipal Money Fund in their "entire net income" for purposes of such taxes and will be required to include their shares of New York Municipal Money Fund in their investment capital for purposes of such taxes.

      Shareholders of New York Municipal Money Fund will not be subject to the unincorporated business taxation imposed by New York City solely by reason of their ownership of shares in New York Municipal Money Fund. If a shareholder is subject to the unincorporated business tax, income and gains distributed by New York Municipal Money Fund will be subject to such tax except, in general, to the extent such distributions are directly attributable to interest earned on tax-exempt obligations issued by New York State or any political subdivision thereof (including New York City).

      Shares of New York Municipal Money Fund will not be subject to property taxes imposed by New York State or City.

      Interest on indebtedness incurred by shareholders to purchase or carry shares of New York Municipal Money Fund (and certain other expenses relating thereto) generally will not be deductible for New York State or City personal income tax purposes.

      Interest income of New York Municipal Money Fund which is distributed to shareholders will generally not be taxable to New York Municipal Money Fund for purposes of the New York State corporate franchise tax or City general corporation tax.

      New York Municipal Money Fund is subject to the corporate franchise (income) tax measured by the entire net income base, the minimum taxable income base or the fixed dollar minimum, whichever is greater. "Entire net income" of New York Municipal Money Fund is federal "investment company taxable income" with certain modifications. In addition, New York Municipal Money Fund is permitted to deduct dividends paid to its shareholders in determining its federal taxable income.

      The foregoing is a general summary of certain provisions of federal, New York State and City tax laws currently in effect as they directly govern the taxation of shareholders of New York Municipal Money Fund. Further, these provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to New York Municipal Money Fund's transactions. Shareholders are advised to consult with their own tax advisers for more detailed information concerning tax matters.

      TAX-FREE INCOME VS. TAXABLE INCOME--TAX-FREE FUND. Table I below illustrates approximate equivalent taxable and tax-free yields at the 1999 federal individual income tax rates in effect on the date of this SAI. For example, a couple with taxable income of $90,000 in 1999, or a single individual with taxable income of $55,000 in 1999, whose investments earn a 3% tax-free yield, would have to earn a 4.17% taxable yield to receive the same benefit.

                         TABLE I. 1999 FEDERAL TAXABLE VS. TAX-FREE YIELDS*


      TAXABLE INCOME (000'S)                                              A TAX-FREE YIELD OF
-----------------------------------                -------------------------------------------------------------------
     SINGLE             JOINT        FEDERAL TAX              3.00%      4.00%     5.00% 6.00%      7.00%
     RETURN            RETURN          BRACKET                IS EQUAL TO A TAXABLE YIELD OF APPROXIMATELY
------------------ ---------------- -------------- -------------------------------------------------------------------
    $ 0 --   25.4         0--              15.00%         3.53%        4.71%         5.88%         7.06%        8.24%
                              42.4
   25.4 --   61.4      42.4--102.3          28.00          4.17         5.56          6.94          8.33         9.72
   61.4 -- 128.1      102.3--156.0          31.00          4.35         5.80          7.25          8.70        10.14
  128.1 -- 278.5      156.0--278.5          36.00          4.69         6.25          7.81          9.38        10.94
       Over 278.5       Over 278.5          39.60          4.97         6.62          8.28          9.93        11.59

--------------------

* The yields listed are for illustration only and are not necessarily representative of the fund's yield. The fund invests primarily in obligations the interest on which is exempt from federal income tax; however, some of the fund's investments may generate taxable income. Effective tax rates shown are those in effect on the date of this SAI; such rates might change after that date. Certain simplifying assumptions have been made. Any particular taxpayer's rate may differ. The effective rates reflect the highest tax bracket within each range of income listed. The figures set forth above do not reflect the federal alternative minimum tax, limitations on federal or state itemized deductions and personal exemptions or any state or local taxes payable on Fund distributions.

      TAX-FREE INCOME VS. TAXABLE INCOME--CALIFORNIA MUNICIPAL MONEY FUNd. Table II below illustrates approximate equivalent taxable and tax-free yields at the 1999 federal individual and 1998 California personal gross income tax rates in effect on the date of this Statement of Additional Information. For example, a California couple with taxable income of $90,000 in 1999, or a single California individual with taxable income of $55,000 in 1999, whose investments earn a 3% tax-free yield, would have to earn a 4.59% taxable yield to receive the same benefit.

                  TABLE II. 1999 FEDERAL AND 1998 CALIFORNIA TAXABLE VS. TAX-FREE YIELDS*



        TAXABLE INCOME (000'S)           EFFECTIVE                   A TAX-FREE YIELD OF
---------------------------------------  CALIFORNIA   --------------------------------------------------
                                            AND                3.00%         4.00%       5.00%
      SINGLE               JOINT        FEDERAL TAX                               6.00%
      RETURN              RETURN         BRACKET        IS EQUAL TO A TAXABLE YIELD OF APPROXIMATELY
-------------------- ------------------ ------------- --------------------------------------------------
      $ 18.8-- 25.4      $ 37.5-- 42.4           20%        3.75%        5.01%       6.26%       7.51 %
        25.4-- 26.1        42.4-- 52.1         32.32         4.43         5.91        7.39         8.87
        26.1-- 32.9        52.1-- 65.8         33.76         4.53         6.04        7.55         9.06
        32.9-- 61.4        65.8--102.3         34.70         4.59         6.13        7.66         9.19
        61.4--128.1       102.3--156.0         37.42         4.79         6.39        7.99         9.59
       128.1--278.5       156.0--278.5         41.95         5.17         6.89        8.61        10.34
         Over 278.5         Over 278.5         45.22         5.48         7.30        9.13        10.95

--------------------

* The yields listed are for illustration only and are not necessarily representative of the fund's yield. The fund invests primarily in obligations the interest on which is exempt from federal income tax and California personal income tax; however, some of the fund's investments may generate taxable income. Effective tax rates shown are those in effect on the date of this SAI; such rates might change after that date. Certain simplifying assumptions have been made. Any particular taxpayer's rate may differ. The effective rates reflect the highest tax bracket within each range of income listed. However, a California, taxpayer within the lowest income ranges shown may fall within a lower effective tax bracket. The figures set forth above do not reflect the federal alternative minimum tax, limitations on federal or state itemized deductions and personal exemptions or any state or local taxes payable on Fund distributions (other than California personal income taxes).

      The rates shown reflect federal rates for 1999 and California rates for 1998 in effect as of the date hereof. Inflation adjusted income brackets for 1999 for California are not yet available, and the California rates thus are still subject to change with retroactive effect for 1999.

      TAX-FREE INCOME VS. TAXABLE INCOME--NEW JERSEY MUNICIPAL MONEY FUND. Table IV below illustrates approximate equivalent taxable and tax-free yields at the federal individual and New Jersey gross income tax rates in effect on the date of this SAI. For example, a New Jersey couple with taxable income of $90,000 in 1999, or a single New Jersey individual with taxable income of $55,000 in 1999, whose investments earn a 3% tax-free yield, would have to earn a 4.41% taxable yield to receive the same benefit.

TABLE III. 1999 FEDERAL AND NEW JERSEY TAXABLE VS. TAX-FREE YIELDS*



      TAXABLE INCOME (000'S)           EFFECTIVE                    A TAX-FREE YIELD OF
------------------------------------  NEW JERSEY    ----------------------------------------------------
                                          AND
      SINGLE             JOINT        FEDERAL TAX      3.00%        4.00%        5.00%        6.00%
      RETURN            RETURN          BRACKET        IS EQUAL TO A TAXABLE YIELD OF APPROXIMATELY
------------------- ---------------- -------------- ----------------------------------------------------
       $ 0 -- 25.4        0--  42.4         16.49%        3.59%        4.79%         5.99%        7.18%
      25.4--  35.0       42.4--50.0          29.26         4.24         5.65          7.07         8.48
                        50.0 --70.0          29.76         4.27         5.70          7.12         8.54
        35.0--40.0       70.0--80.0          30.52         4.32         5.76          7.20         8.64
        40.0--61.4      80.0--102.3          31.98         4.41         5.88          7.35         8.82
        61.4--75.0     102.3--150.0          34.81         4.60         6.14          7.67         9.20
       75.0--128.1     150.0--156.0          35.40         4.64         6.19         7.74.         9.29
      128.1--278.5     156.0--278.5          40.08         5.01         6.68          8.34        10.01
        Over 278.5       Over 278.5          43.45         5.31         7.07          8.84        10.61

--------------------

o The yields listed are for illustration only and are not necessarily representative of the fund's yield. The fund invests primarily in obligations the interest on which is exempt from federal income tax and New Jersey gross income tax; however, some of the fund's investments may generate taxable income. Effective tax rates shown are those in effect on the date of this SAI; such rates might change after that date. Certain simplifying assumptions have been made. Any particular taxpayer's rate may differ. The effective rates reflect the highest tax bracket within each range of income listed. However, a New Jersey taxpayer within the lowest income ranges shown may fall within a lower effective tax bracket. The figures set forth above do not reflect the federal alternative minimum tax, limitations on federal or state itemized deductions and personal exemptions or any state or local taxes payable on fund distributions (other than New Jersey personal income taxes).

      TAX-FREE INCOME VS. TAXABLE INCOME--NEW YORK MUNICIPAL MONEY FUNd. Table III below illustrates approximate equivalent taxable and tax-free yields at the federal individual, and New York State and New York City personal, income tax rates in effect on the date of this Statement of Additional Information. For example, a New York City couple with taxable income of $90,000 in 1999, or a single individual with taxable income of $55,000 in 1999 who lives in New York City, whose investments earn a 3% tax-free yield, would have to earn a 4.67% taxable yield to receive the same benefit. A couple who lives in New York State outside of New York City with taxable income of $90,000 in 1999, or a single individual who lives in New York State outside of New York City with taxable income of $55,000 in 1999, would have to earn a 4.47% taxable yield to realize a benefit equal to a 3% tax-free yield.

                  TABLE III. 1999 FEDERAL AND NEW YORK TAXABLE VS. TAX-FREE YIELDS*



       TAXABLE INCOME (000'S)           COMBINED                    A TAX-FREE YIELD OF
-------------------------------------   FEDERAL/     ---------------------------------------------------
                                         NYS/NYC
      SINGLE             JOINT            TAX             3.00%       4.00%      5.00%       6.00%
      RETURN             RETURN          BRACKET        IS EQUAL TO A TAXABLE YIELD OF APPROXIMATELY
------------------- ----------------- -------------- ---------------------------------------------------
        $ 0-- 25.4       $ 0--  42.4         24.10%        3.95%        5.27%        6.59%        7.91%
       25.4-- 61.4       42.4--102.3          35.75         4.67         6.23         7.78         9.34
       61.4--128.1      102.3--156.0          38.42         4.87         6.50         8.12         9.74
      128.1--278.5      156.0--278.5          42.89         5.25         7.00         8.75        10.50
        Over 278.5        Over 278.5          46.10         5.57         7.42         9.28        11.13



       TAXABLE INCOME (000'S)           COMBINED                    A TAX-FREE YIELD OF
-------------------------------------   FEDERAL/     ---------------------------------------------------
                                           NYS
      SINGLE             JOINT            TAX             3.00%       4.00%      5.00%      6.00%
      RETURN             RETURN          BRACKET        IS EQUAL TO A TAXABLE YIELD OF APPROXIMATELY
------------------- ----------------- -------------- ---------------------------------------------------
$    0-- 25.4       $     0--  42.4   20.82%         3.79%        5.05%        6.31%        7.58%
 25.4-- 61.4          42.4--102.3     32.93          4.47         5.96         7.46         8.95
 61.4--128.1        102.3--156.0      35.73          4.67         6.22         7.78         9.34
128.1--278.5        156.0--278.5      40.38          5.03         6.71         8.39         10.06
Over 278.5          Over 278.5        43.74          5.33         7.11         8.89         10.66

----------------

* The yields listed are for illustration only and are not necessarily representative of the fund's yield. The fund invests primarily in obligations the interest on which is exempt from federal income tax and New York State and New York City personal income taxes; however, some of the fund's investments may generate taxable income. Effective tax rates shown are those in effect on the date of this SAI; such rates might change after that date. Certain simplifying assumptions have been made. Any particular taxpayer's rate may differ. The effective rates reflect the highest tax bracket within each range of income listed. However, a New York taxpayer within the lowest income ranges shown may fall within a lower effective tax bracket. The figures set forth above do not reflect the federal alternative minimum tax, limitations on federal or state itemized deductions and personal exemptions or any state or local taxes payable on fund distributions (other than New York State and New York City personal income taxes).


                                OTHER INFORMATION

      MASSACHUSETTS  BUSINESS  TRUSTS.  Each  Trust  is an  entity  of the  type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Trust. However, each Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the trustees or by any officers or officer by or on behalf of that Trust, a Fund, the trustees or any of them in connection with the Trust. Each Declaration of Trust provides for indemnification from a fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations, a possibility which PaineWebber believes is remote and not material. Upon payment of any liability incurred by a shareholder, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of each fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

      VOTING RIGHTS. Shareholders of each fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Corporation may elect all its board members. The shares of each series of the Corporation will be voted separately, except when an aggregate vote of all the series is required by law.

      The Corporations and Trusts do not hold annual meetings. There normally will be no meetings of shareholders to elect board members unless fewer than a majority of the board members holding office have been elected by shareholders. The directors of a Corporation are required to call a meeting of shareholders when requested in writing to do so by the shareholders of record holding at least 25% of the Corporation's outstanding shares. Shareholders of record of no less than two-thirds of the outstanding shares of a Trust may remove a board member through a declaration in writing or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of 10% of the outstanding shares of a Trust or 25% of the outstanding shares of a Corporation.

      CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for each fund. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as each fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

      PRIOR NAMES. Prior to February 28, 1996, Municipal Money Market Series was known as PaineWebber/Kidder, Peabody Municipal Money Market Series. Prior to January 30, 1995, PaineWebber/Kidder, Peabody Municipal Money Market Series was known as Kidder, Peabody Municipal Money Market Series. Prior to December 15, 1995, New Jersey Municipal Money Fund was known as New Jersey Series.

      COMBINED PROSPECTUS. Although each fund is offering only its own shares, it is possible that a fund might become liable for a misstatement in the Prospectus about another fund. The board of each fund has considered this factor in approving the use of a single, combined Prospectus.

      COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036, serves as counsel to the Funds. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters. The law firm of Orrick, Herrington & Sutcliffe LLP, 400 Sansome Street, San Francisco, CA 94111, serves as counsel to California Municipal Money Fund with respect to California law. The law firm of Orrick, Herrington & Sutcliffe LLP, 666 Fifth Avenue, New York, New York 10103-0001, serves as counsel to New York Municipal Money Fund with respect to New York law and New Jersey Municipal Money Fund with respect to New Jersey law.

      AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the funds.

                              FINANCIAL STATEMENTS

      The funds' Annual Report to Shareholders for their last fiscal year ended June 30, 1999 is a separate documents supplied with this SAI, and the financial statements, accompanying notes and reports of independent auditors appearing therein are incorporated by reference in this SAI.

                                   APPENDIX A

              SERVICES AVAILABLE THROUGH THE RMA PROGRAM TO RMA ACCOUNTHOLDERS

      Shares of the Funds are available primarily to investors who are Participants in the Resource Management Account (RMA) program offered by PaineWebber and its correspondent firms. The following is a summary of some of the services available to RMA Participants. For more complete information, investors should refer to separate materials their Investment Executive can provide them.

      THE PAINEWEBBER RMA PREMIER STATEMENT. RMA Participants receive a monthly Premier account statement, which provides consolidated information to assist with portfolio management decisions and personal financial planning. The Premier account statement summarizes securities transactions, card transactions and checks (if applicable) and provides cost basis information and calculations of unrealized and realized gains and losses on most investments. A "Summary of Accounts" statement and a menu of customized statement options is available to make the monthly reporting even more comprehensive.

      PRELIMINARY AND YEAR-END SUMMARIES. RMA Participants receive preliminary and year-end summary account statements that provide a comprehensive overview of tax-related activity in the account during the year to help investors with tax planning.

      CHOICE OF MONEY MARKET FUNDS AND AUTOMATIC SWEEP OF UNINVESTED CASH. As described more fully in the Prospectus under the heading Purchases--The RMA and BSA Programs," RMA Participants select a money market fund as a primary fund from a variety of taxable and tax-free money funds into which uninvested cash is automatically swept on a daily basis. By automatically investing cash balances into a money market fund, this sweep feature minimizes the extent to which an investor's assets remain idle while held in the account pending investment.

      CHECK WRITING. RMA Participants have ready access to the assets held in their RMA through the check writing feature. There are no minimum check amounts or per check charges. The RMA checks include an expense coding system that enables the investor to track types of expenses for tax and financial planning.

      DIRECT DEPOSIT. Regular payroll, pension, social security or other payments may be eligible for electronic deposit into RMA Participants' accounts.

      ELECTRONIC FUNDS TRANSFER/BILL PAYMENT SERVICE. RMA Participants can electronically transfer money between their RMA and other financial institutions, transfer funds to and from other PaineWebber accounts and pay bills. A Bill Payment Service is available for an additional charge.

      GOLD MASTERCARD(R). RMA Participants can elect to receive with a complementary Gold MasterCard debit card that makes account assets easily accessible. The Gold MasterCard is accepted by merchants both in the U.S. and abroad, and can be used to obtain cash advances at thousands of automated teller machines. Through MasterCard's enhanced MasterAssist-Registered Trademark- and MasterPurchase-Registered Trademark-programs, investors can obtain other benefits, including rental car insurance, emergency medical and travel assistance, legal services and purchase protection.

      EXTENDED ACCOUNT PROTECTION. Securities held in an RMA Account by PaineWebber or one of its correspondent firms are protected for up to the net equity through private insurance in the event of the liquidation or failure of the firm. This protection is in addition to the $500,000 in protection provided to accountholders by the Securities Investor Protection Corporation ("SIPC"). Neither the SIPC protection nor the additional account protection insurance applies to shares of the Funds because such shares are registered directly in the name of the shareholder, and not in the name of PaineWebber or one of its correspondent firms.

      RESOURCE ACCUMULATION PLAN-SM-. The Resource Accumulation Plan is an automatic mutual fund investment program that provides participants the ability to purchase shares of select mutual funds on a regular, periodic basis. The minimum purchase in the program is $100 per investment; however, initial minimum purchase requirements of the designated mutual fund(s) must be met before an investor can participate in this program. The participant must receive a prospectus, which contains more complete information (including charges and expenses), for each fund before the application form to participate in the Resource Accumulation Plan is submitted.

      FINANCIAL SERVICES CENTER AND RESOURCELINE-REGISTERED TRADEMARK-. RMA Participants have around the clock access to information concerning their RMA. This service is available by calling (800) RMA-1000. RMA representatives are available at the Financial Services Center from 7:30 a.m. to 8:00 p.m. (Eastern time) weekdays, and from 8:00 a.m. to 4:00 p.m. (Eastern time) weekends, to answer inquiries from Participants regarding their accounts, and ResourceLine, an automated voice response system, provides 24 hour account information.

      MARGIN. RMA Participants may choose to have a margin feature as part of their RMA.

                                   APPENDIX B

             SERVICES AVAILABLE THROUGH THE BSA PROGRAM FOR BSA ACCOUNTHOLDERS


      Shares of the Funds are available to investors who are Participants in the Business Services Account ("BSA")-Registered Trademark- program. The following is a summary of some of the services that are available to BSA Participants. For more complete information, investors should refer to separate materials their Investment Executives can provide them.

      PREMIER BUSINESS SERVICES ACCOUNT STATEMENT--BSA Participants receive a monthly Premier statement, which provides consolidated information to assist with portfolio management decisions and business finances. The Premier statement summarizes securities transactions, card transactions, and checks in chronological order with running cash and money fund balances. The "Portfolio Management" feature provides cost basis information where available as well as calculations of gains and losses on most investments. A menu of customized statement options is now available to make the monthly reporting more comprehensive.

      PRELIMINARY AND YEAR-END SUMMARIES STATEMENT--BSA Participants receive preliminary and year-end summary information statements that provide a comprehensive overview of tax-related activity in the account during the year to help investors plan.

      CHOICE OF MONEY MARKET FUNDS AND AUTOMATIC SWEEP OF UNINVESTED CASH--As described more fully in the Prospectus under the heading "Purchases--The RMA and BSA Programs," BSA Participants select a money market fund as a primary fund from a variety of taxable and tax-free money funds into which uninvested cash is automatically swept on a daily basis. By automatically investing cash balances into a money market fund, this sweep feature minimizes the extent to which an investor's assets remain idle while held in the account pending investment. CHECK WRITING--BSA Participants have ready access to the assets held in their BSA through the check writing feature. There are no minimum check amounts. Participants can order from a number of business check styles to suit their check writing needs. The BSA checks also include an expense code system that enables investors to track business expense types for tax and financial planning. MASTERCARD BUSINESSCARD-REGISTERED TRADEMARK---BSA Participants can elect to receive a complementary MasterCard BusinessCard debit card for easy access to account assets. The MasterCard BusinessCard is accepted worldwide, and can be used to obtain cash at thousands of automated teller machines. Through MasterCard's enhanced MasterAssist-Registered Trademark- and MasterPurchase-Registered Trademark- programs, investors can obtain other benefits including full value primary rental car insurance, emergency medical and travel assistance, legal services and purchase protection.

      MARGIN--BSA Participants may choose to have a margin feature as part of their BSA.

      EXTENDED ACCOUNT PROTECTION--Securities held in a BSA by PaineWebber or one of its correspondent firms are protected for up to the net equity through private insurance in the event of the liquidation or failure of the firm. This protection is in addition to the $500,000 in protection provided to accountholders by the Securities Investor Protection Corporation ("SIPC"). Neither the SIPC protection nor the additional account protection insurance applies to shares of the Funds because such shares are registered directly in the name of the shareholder, and not in the name of PaineWebber or one of its correspondent firms.

      FINANCIAL SERVICES CENTER AND RESOURCELINE-REGISTERED TRADEMARK---BSA Participants can call the Financial Services Center at (800) BSA-0140 from 7:30 a.m. to 8:00 p.m. (Eastern time) weekdays, and from 8:00 a.m. to 4:00 p.m. (Eastern time) weekends, and speak to a PaineWebber representative to make any inquiries about their accounts. The automated ResourceLine voice response system provides basic account information through a touch-tone phone and is available 24 hours a day by calling (800) 762-1000.

      ELECTRONIC FUNDS TRANSFER/PAYMENT SERVICE--BSA Participants have the option to initiate transfers of funds to and from their accounts, pay bills and vendors through an electronic fund transfer service. Unlimited transfers to the BSA from other financial institutions and 20 free transfers/payments out of the BSA are permitted monthly with nominal fees thereafter. Participants send regular or variable payments simply by calling an 800 number.

      CARD RECEIVABLES PROCESSING--BSA account holders that transact business with their clients using credit cards and debit cards, can have these receipts automatically deposited into their BSA where their funds will be swept into their primary sweep Fund thereby continuously earning dividends. Working through your current merchant processor, or a PaineWebber referral, this service is a simple way to enhance earnings on your business's cash flow.

      LETTERS OF CREDIT--BSA Participants can have Standby Letters of Credit issued on their behalf through PaineWebber at competitive rates and backed by securities in their account.

    No person  has been  authorized
to give any  information or to make
any  representations  not contained
in  the   Prospectus   or  in  this
Statement of Additional Information
in  connection  with  the  offering
made  by  the  Prospectus  and,  if
given or made, such  information or
representations  must not be relied
upon as having been  authorized  by        PAINEWEBBER RMA
the Funds or their distributor. The
Prospectus  and this  Statement  of        MONEY MARKET PORTFOLIO
Additional   Information   do   not        U.S. GOVERNMENT PORTFOLIO
constitute an offering by the Funds        TAX-FREE FUND
or  by  the   distributor   in  any        CALIFORNIA MUNICIPAL MONEY FUND
jurisdiction in which such offering        NEW YORK MUNICIPAL MONEY FUND
may not lawfully be made.                  NEW JERSEY MUNICIPAL MONEY FUND




                                           STATEMENT OF ADDITIONAL INFORMATION
                                                              AUGUST 29, 1999








      (C) 1999 PaineWebber Incorporated

PAINEWEBBER RETIREMENT MONEY FUND





                         -------------------------------

                                   PROSPECTUS

                                 AUGUST 29, 1999

                         -------------------------------

This prospectus offers shares of this money market fund only to individual retirement accounts and qualified retirement plans.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

PaineWebber Retirement Money Fund

-------------------------------------------------


                                    CONTENTS

                                    THE FUND

            --------------------------------------------------------

What every investor           3   Retirement Money Fund
should know about             6   More About Risks and Investment Strategies
the fund

                                 YOUR INVESTMENT

            --------------------------------------------------------

Information for               7   Managing Your Fund Account
managing your fund            7   Buying Shares
account                       7   Selling Shares
                              7   Retirement Plan Distributions
                              8   Pricing and Valuation


                             ADDITIONAL INFORMATION

            --------------------------------------------------------

Additional important          9   Management
information about            10   Dividends and Taxes
the fund                     11   Financial Highlights


            --------------------------------------------------------

Where to learn more                Back Cover
about the fund


                         -------------------------------
                          The fund is not a complete or
                          balanced investment program.
                         -------------------------------

PaineWebber Retirement Money Fund

-------------------------------------------------

PAINEWEBBER RETIREMENT MONEY FUND

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE

Current income consistent with liquidity and conservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rate or other special features that give them the financial characteristics of short-term debt.

The fund may invest in any of these money market instruments. It invests in foreign money market instruments only if they are denominated in U.S. dollars.

PaineWebber Incorporated, the fund's investment adviser, has appointed Mitchell Hutchins Asset Management Inc. to serve as the fund's sub-adviser. Mitchell Hutchins selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Money market instruments generally have a low risk of loss, but they are not risk-free. The fund is subject to credit risk, which is that issuers may fail, or become less able, to make payments when due. The fund also is subject to interest rate risk. When short-term interest rates rise, the value of the fund's investments generally will fall, and its yield will tend to lag behind prevailing rates.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

o     Credit Risk

o     Interest Rate Risk

o     Foreign Securities Risk

INFORMATION ON THE FUND'S RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THOSE REPORTS).

PaineWebber Retirement Money Fund

-------------------------------------------------




PERFORMANCE
-----------




RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


RETIREMENT MONEY FUND -- TOTAL RETURN


                               [INSERT BAR CHART]






      Calendar year total return as of June 30, 1999     -            %
      Best quarter during years shown:       quarter, 19 -            %
      Worst quarter during years shown:      quarter, 19 -            %

      AVERAGE ANNUAL TOTAL RETURNS
      as of December 31, 1998

One Year
Five Years
Ten Years
Life of Fund (7/2/88)

PaineWebber Retirement Money Fund

-------------------------------------------------

EXPENSES AND FEE TABLES
-----------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)


Maximum Sales Charge (Load) Imposed on Purchases
   (as a % of offering price).......................        None
Maximum Contingent Deferred Sales Charge (Load)
   (as a % of offering price).......................        None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.....................................

Distribution and/or Service (12b-1) Fees............      0.13%*

Other Expenses......................................        ____

Total Annual Fund Operating Expenses................        ====

* The contract rate is 0.125% but has been rounded to 0.13% for purposes of the table.


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS      5 YEARS     10 YEARS

PaineWebber Retirement Money Fund

-------------------------------------------------


MORE ABOUT RISKS AND INVESTMENT STRATEGIES
------------------------------------------



PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

INTEREST RATE RISK. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income will tend to fall more slowly.

FOREIGN SECURITIES RISK. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

ADDITIONAL RISKS

YEAR 2000 RISK. The fund could be adversely affected by problems relating to the inability of computer systems used by Mitchell Hutchins and the fund's other service providers to recognize the year 2000. While year 2000-related computer problems could have a negative effect on the fund, Mitchell Hutchins is working to avoid these problems with respect to its own computer systems and to obtain assurances from other service providers that they are taking similar steps.

Similarly, the issuers whose money market instruments are bought by the fund and the trading systems used by the fund could be adversely affected by this issue. The ability of an issuer or trading system to respond successfully to the issue requires both technological sophistication and diligence, and there can be no assurance that any steps taken will be sufficient to avoid an adverse impact on the fund.

ADDITIONAL INVESTMENT STRATEGIES

Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share. In addition, Mitchell Hutchins may employ a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the composition and the weighted average maturity of the portfolio based upon its assessment of the relative values of various money market instruments and future interest rate patterns. Mitchell Hutchins also may seek to improve the fund's yield by purchasing or selling securities to take advantage of yield disparities among similar or dissimilar money market instruments that regularly occur in the money markets.

PaineWebber Retirement Money Fund

-------------------------------------------------

YOUR INVESTMENT

MANAGING YOUR FUND ACCOUNT
--------------------------

BUYING SHARES
-------------

Fund shares are offered to retirement plans, including individual retirement accounts, through brokerage accounts established as retirement plan sweep accounts at PaineWebber or one of its correspondent firms. The types of retirement plans that are eligible to buy fund shares are described below. You can open a retirement plan sweep account by contacting your Financial Advisor.

Your order to buy fund shares will be effective on the business day on which federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund's custodian and the New York City offices of PaineWebber and its bank, The Bank of New York, are open for business.

The fund has adopted a plan under rule 12b-1 under which the fund pays fees for services provided to its shareholders at the annual rate of 0.125% of its average net assets.

The fund and PaineWebber reserve the right to reject a purchase order or suspend the offering of fund shares.

BUYING SHARES AUTOMATICALLY

PaineWebber automatically invests immediately available funds of $1 or more in your PaineWebber retirement plan sweep account in fund shares. These amounts include proceeds of securities you have sold. This sweep will not take place if the fund account value after the investment would be less than $25. These purchases are made daily for settlement the next business day.

BUYING SHARES BY CHECK

You may buy fund shares by depositing a check from a U.S. bank into your retirement plan sweep account. You should make your check payable to PaineWebber Retirement Money Fund. You should include your retirement plan sweep account number on the check.

Federal funds are deemed available to the fund two business days after the deposit of a personal check and one business day after deposit of a cashier's or certified check. PaineWebber may benefit from the temporary use of the proceeds of personal checks if they are converted to federal funds in less than two business days.

BUYING SHARES BY WIRE

You may buy fund shares by instructing your bank to transfer federal funds by wire to:

      The Bank of New York
      ABA 021-000018 PaineWebber Inc.
      A/C 890-0114-088, OBI=FBO)
      [Account Name]/[Brokerage Account Number.]

The wire must include your name and retirement plan sweep account number.

If PaineWebber receives a notice from your bank of wire transfer of federal funds for a purchase of fund shares by 12:00 noon, Eastern time, PaineWebber will execute the purchase on that day. Otherwise, PaineWebber will execute the order on the next business day. PaineWebber and/or your bank may impose a service charge for wire purchases.

MINIMUM INVESTMENTS

There is a $25 minimum for the first purchase and no minimum for subsequent purchases.

The fund may change its minimum investment requirements at any time.

RETIREMENT PLANS ELIGIBLE TO BUY FUND SHARES

Retirement plans available through PaineWebber that are eligible to buy fund shares include

o     individual retirement accounts (standard and rollover)

o     savings investment match plans for employees ("SIMPLE IRA")

o     simplified employee pension plans

o     cash or deferred arrangement/simplified employee pension plans

o     profit sharing plans

o     401(k) plans

o     money purchase plans

                                       7A

o     defined benefit plans

o     target benefit plans

Other retirement plans also may be held in custody at PaineWebber or its correspondent firms and may be eligible to buy fund shares. Contact your Financial Advisor for more information regarding these retirement plans.

Although the amount that you may contribute to a retirement plan in any one year is subject to certain limitations, you may invest assets already held in a retirement plan in the fund without regard to these limitations.

If PaineWebber, Mitchell Hutchins or PW Trust Company serves as investment manager for, provides investment advice to or otherwise is a fiduciary within the meaning of the Employee Retirement Income Security Act or the Internal Revenue Code to a retirement plan, the plan may not buy fund shares. This prohibition does not include retirement plans for which PaineWebber, Mitchell Hutchins or PW Trust Company is considered a fiduciary solely because it sponsors a master or prototype plan or because it provides nondiscretionary trust services to a retirement plan.

SELLING SHARES
--------------

You can sell your fund shares at any time. You may sell your shares by contacting your Financial Advisor. Your fund shares will also be sold automatically to settle any outstanding securities purchases or debits to your retirement plan sweep account, unless you instruct your Financial Advisor otherwise.

If the proceeds from selling your fund shares remain in the retirement plan sweep account, the adverse tax consequences described below for certain retirement plan distributions will not occur.

ADDITIONAL INFORMATION

It costs the fund money to maintain shareholder accounts. Therefore, the fund reserves the right to repurchase all shares in any account that has a net asset value of less than $25. If the fund elects to do this with your account, it will notify you that you can increase the amount invested to $25 or more within 60 days. This notice may appear on your account statement.

If you want to sell shares that you purchased recently, the fund may delay payment until it verifies that it has received good payment. If you bought shares by check, this can take up to 15 days.

RETIREMENT PLAN WITHDRAWALS
---------------------------

A participant's withdrawals from a retirement plan are generally taxable as ordinary income. Withdrawals prior to the time the participant reaches age 59 1/2 or becomes permanently disabled may be subject to a 10% penalty tax. Sales of your fund shares through the fund's check writing service or systematic withdrawal plan, described below, are treated as taxable withdrawals from your retirement plan. As a result, you may use these services only if

o     you are eligible for distributions from your retirement plan,

o your retirement plan permits participants to direct the investment of their retirement plan balances and

o     you are at least 59 1/2 years old.

For retirement plans that do not permit participants to direct the investment of their plan balances, only the plan fiduciary with investment responsibility may use the check writing service or participate in the fund's systematic withdrawal plan.

You may obtain more information about these programs and obtain the forms needed to participate from your Financial Advisor. PaineWebber may modify or terminate the check writing service or systematic withdrawal plan at any time or impose service fees for these programs.

CHECK WRITING SERVICE. You may sell $250 or more of your fund shares by using a check drawn on your fund account. When the fund's transfer agent receives the check for payment, the transfer agent will arrange for the sale of a sufficient amount of fund shares to cover the amount of the check. You will continue to receive dividends until the transfer agent receives the check.

You will not receive canceled checks, but you may request photocopies of your canceled checks. If you have insufficient funds in your account, the check will be returned to the payee. Checks written in amounts less than $250 will be returned. You should not attempt to sell all the shares in your fund account by writing a check because the amount of fund shares is likely to change each day. You also should not use the checks to transfer money from a retirement sweep account to another account, correct excess contributions to a retirement plan or withdraw amount classified as voluntary contributions to a retirement plan. All sales of fund shares by check will be reported to the Internal Revenue Service as taxable distributions. As a result, any of these actions could have adverse tax consequences.
                                       8A

PaineWebber Retirement Money Fund

-------------------------------------------------

PaineWebber may impose charges for specially imprinted checks, additional copies of canceled checks, stop payment orders, checks returned for insufficient funds and checks written for less than $250. You will pay these charges through the automatic sale of an appropriate number of your fund shares.

SYSTEMATIC WITHDRAWAL PLAN. You may sell a portion of your fund shares under the fund's systematic withdrawal plan at monthly, quarterly or semi-annual intervals. The minimum withdrawal amounts under the systematic withdrawal plan are $100 monthly, $300 quarterly and $600 semi-annually. You may not use the systematic withdrawal plan if you have elected to have income taxes withheld from your retirement plan withdrawals.

PRICING AND VALUATION
---------------------

The price of fund shares is based on net asset value. The net asset value is the total value of the fund divided by the total number shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00 per share, although this value is not guaranteed.

The fund calculates net asset value once each business day at 12:00 noon, Eastern time. Your price for buying or selling shares will be the net asset value that is next calculated after the fund accepts your order. Your Financial Advisor is responsible for making sure that your order is promptly sent to the fund.

MANAGEMENT
----------

INVESTMENT ADVISER AND SUB-ADVISER

PaineWebber is the investment adviser and administrator of the fund. Mitchell Hutchins is its sub-adviser and sub-administrator. PaineWebber and Mitchell Hutchins are located at 1285 Avenue of the Americas, New York, New York, 10019. Mitchell Hutchins is a wholly owned asset management subsidiary of PaineWebber, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On July 31, 1999, PaineWebber or Mitchell Hutchins was the adviser or sub-adviser of __ investment companies with __ separate portfolios and aggregate assets of approximately $__._ billion.

ADVISORY FEES

The fund paid advisory and administration fees to PaineWebber for the fiscal year ended June 30, 1999 at the annual rate of [0.40]% of its average daily net assets.

PaineWebber Retirement Money Fund

-------------------------------------------------


DIVIDENDS AND TAXES
-------------------



DIVIDENDS

The fund declares dividends daily and pays them monthly. The fund distributes any net short-term capital gain annually, but may make more frequent distributions if necessary to maintain its share price at $1.00 per share.

You will receive dividends in additional shares of the fund. Shares begin to earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

TAXES

Retirement plan participants ordinarily do not pay taxes on dividends they receive on fund shares until they withdraw the proceeds from the retirement plan. Generally, withdrawals from a retirement plan will be taxable as ordinary income and withdrawals made prior to the time the participant reaches age 59 1/2 or becomes permanently disabled will be subject to an additional tax equal to 10% of the amount distributed (unless the withdrawals are used to pay certain higher education expenses and certain acquisition costs of first time home buyers). The failure of a retirement plan to distribute sufficient income after a participant reaches age 70 1/2 may be subject to an excise tax. Moreover, certain contributions to a retirement plan in excess of the amounts permitted by law may be subject to an excise tax.

The fund notifies its shareholders following the end of each calendar year of the amount of all dividends paid that year.

PaineWebber Retirement Money Fund

-------------------------------------------------


FINANCIAL HIGHLIGHTS
--------------------

The following financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends).

The information in the financial highlights has been audited by Ernst & Young, LLP, independent auditors, whose report, along with the fund's financial statements, are included in the fund's annual report to shareholders. The annual report may be obtained without charge by calling 1-800-647-1568.





RETIREMENT MONEY FUND


                                                       For the Years Ended June 30,
                                             -------------------------------------------------------
                                                 1999       1998        1997       1996        1995
                                             -------------------------------------------------------
Net asset value, beginning of period....                   $1.00       $1.00      $1.00       $1.00
                                                           -----       -----      -----       -----
Net investment income...................                   0.049       0.048      0.050       0.047
Dividends from net investment income....                 (0.049)     (0.048)    (0.050)     (0.047)
                                                         -------     -------    -------     -------
Net asset value, end of period..........                   $1.00       $1.00      $1.00       $1.00
                                                           =====       =====      =====       =====
Total investment return (1).............                   5.03%       4.89%      5.13%       4.83%
                                                           =====       =====      =====       =====
Ratios/Supplemental Data:
Net assets, end of period (000's).......              $4,191,018  $3,922,753 $3,500,508  $2,966,199
Expenses to average net assets..........                   0.78%       0.75%      0.70%       0.78%
Net investment income to average net assets                4.91%       4.79%      5.01%       4.75%

-------------------
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than one year have not been annualized.

[BACK COVER]




TICKER SYMBOL:       PaineWebber                    Retirement Money Fund:




If you want more information about the fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.

You may discuss your questions about the fund by contacting your PaineWebber Financial Advisor. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the fund directly at 1-800-647-1568.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies of reports and other information about the fund:

o For a fee, by writing to or calling the SEC's Public Reference Room, Washington, D.C. 20549-6009
      Telephone: 1-800-SEC-0330
o     Free, from the SEC's Internet website at: http://www.sec.gov









PaineWebber RMA Money Fund, Inc.
-PaineWebber Retirement Money Fund
Investment Company Act File No. 811-3503

(COPYRIGHT) 1999 PaineWebber Incorporated

                        PAINEWEBBER RETIREMENT MONEY FUND
                           1285 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10019

                       STATEMENT OF ADDITIONAL INFORMATION

      PaineWebber Retirement Money Fund is a diversified series of PaineWebber RMA Money Fund, Inc., a professionally managed open-end investment company ("Corporation").

      The fund's investment adviser, administrator and distributor is PaineWebber Incorporated ("PaineWebber"); its sub-adviser is Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber. Mitchell Hutchins also serves as the fund's sub-administrator.

      Portions of the fund's Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Report accompanies this SAI. You may obtain an additional copy of the fund's Annual Report by calling toll-free 1-800-647-1568.

      This SAI is not a prospectus and should be read only in conjunction with the fund's current Prospectus, dated August 29, 1999. A copy of the Prospectus may be obtained by calling any PaineWebber Financial Advisor or correspondent firm or by calling toll-free 1-800-647-1568. This SAI is dated August 29, 1999.





                       TABLE OF CONTENTS
                                                          PAGE
                                                          ----

        The Fund and Its Investment Policies...........     2
        The Fund's Investments, Related Risks and
        Limitations....................................     2
        Organization of the Fund; Directors and
           Officers and Principal Holders of
           Securities..................................     8
        Investment Advisory and Distribution
          Arrangements.................................    15
        Portfolio Transactions.........................    18
        Additional Purchase and Redemption
           Information; Service Organizations..........    19
        Valuation of Shares............................    19
        Performance Information........................    20
        Taxes..........................................    22
        Other Information..............................    23
        Financial Statements...........................    23

                      THE FUND AND ITS INVESTMENT POLICIES

      The fund's investment objective may not be changed without shareholder approval. Except where noted, the other investment policies of the fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that the fund will achieve its investment objective.

      The fund's investment objective is to provide current income consistent with liquidity and conservation of capital. The fund invests in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments are short-term debt obligations and similar securities. These instruments include (1) U.S. and foreign government securities, (2) obligations of U.S. and foreign banks, (3) commercial paper and other short-term obligations of U.S. and foreign corporations, partnerships, trusts and similar entities, (4) repurchase agreements regarding any of the foregoing and (5) investment company securities. Money market instruments also include longer term bonds that have variable interest rate or other special features that give them the financial characteristics of short-term debt.

      The fund may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of U.S. and foreign banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. The fund may invest in non-negotiable time deposits of U.S. banks, savings associations and similar depository institutions only if the institution has total assets at the time of purchase in excess of $1.5 billion and the time deposits have a maturity of seven days or less.

      The fund may purchase only those obligations that Mitchell Hutchins determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act"). A First Tier Security is either (1) rated in the highest short-term rating category by at least two nationally recognized statistical rating agencies ("rating agencies"), (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security,
(4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by Mitchell Hutchins to be of comparable quality.

      The fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than U.S. government securities). The fund may purchase only U.S. dollar-denominated obligations of foreign issuers.

      The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may borrow up to 10% of its total assets for temporary purposes, including reverse repurchase agreements. It may invest in the securities of other investment companies.

            THE FUND'S INVESTMENTS, RELATED RISKS AND LIMITATIONS

      The following supplements the information contained in the Prospectus and above concerning the fund's investments, related risks and limitations. Except as otherwise indicated in the Prospectus or the SAI, the fund has established no policy limitations on its ability to use the investments or techniques discussed in these documents.

      YIELDS AND CREDIT RATINGS OF MONEY MARKET INSTRUMENTS; FIRST TIER SECURITIES. The yields on the money market instruments in which the fund invests are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by rating agencies represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

      Subsequent to its purchase by the fund, an issue may cease to be rated or its rating may be reduced. If a security in the fund's portfolio ceases to be a First Tier Security (as defined above) or Mitchell Hutchins becomes aware that a security has received a rating below the second highest rating by any rating agency, Mitchell Hutchins and, in certain cases, the fund's board, will consider whether the fund should continue to hold the obligation. A First Tier Security rated in the highest short-term category at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.

      U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. These U.S. government securities may include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

      U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS programs, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

      COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. The fund may purchase commercial paper, which includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. The fund also may purchase non-convertible debt obligations subject to maturity constraints imposed by Rule 2a-7 under the Investment Company Act. Descriptions of certain types of short-term obligations are provided below.

      ASSET-BACKED SECURITIES. The fund may invest in securities that are comprised of financial assets. Such assets may include a motor vehicle and other types of installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Such assets are securitized through the use of trusts or special purpose corporations or other entities. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See "The Fund's Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

      VARIABLE AND FLOATING RATE SECURITIES AND DEMAND INSTRUMENTS. The fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by U.S. government agencies or instrumentalities or guaranteed by the U.S. government. In addition, the fund may purchase variable and floating rate securities of other issuers with remaining maturities in excess of 13 months if the securities are subject to a demand feature exercisable within 13 months or less. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. The fund's investment in these securities must comply with conditions established by the Securities and Exchange Commission ("SEC") under which they may be considered to have remaining maturities of 13 months or less. Certain of these obligations carry a demand feature that gives the fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. See "The Fund's Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

      Generally, the fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day U.S. Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

      VARIABLE AMOUNT MASTER DEMAND NOTES. The fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between the fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by the fund or the issuer. These notes are payable on demand and may or may not be rated.

      INVESTING IN FOREIGN SECURITIES. The fund's investments in U.S. dollar-denominated securities of foreign issuers may involve risks that are different from investments in U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about foreign issuers because they may not be subject to the same regulatory requirements as domestic issuers.

      CREDIT AND LIQUIDITY ENHANCEMENTS. The fund may invest in securities that have credit or liquidity enhancements or the fund may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit the fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to the fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of the fund to use them when the fund wished to do so.

      ILLIQUID SECURITIES. The term "illiquid securities" for purposes of the Prospectus and SAI means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins has determined are liquid pursuant to guidelines established by the board. To the extent the fund invests in illiquid securities, it may not be able readily to liquidate such investments and may have to sell other investments if necessary to raise cash to meet its obligations.

      Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act") and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, the fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell.

      However, not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

      Institutional markets for restricted securities also have developed as a result of Rule 144A, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of such securities promptly or at favorable prices.

      The board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers that make quotes, or are expected to make quotes, for the security, (3) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. Mitchell Hutchins monitors the liquidity of restricted securities in the fund's portfolio and reports periodically on such decisions to the board.

      REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The fund intends to enter into repurchase agreements only with counterparties in transactions believed by Mitchell Hutchins to present minimum credit risks.

      REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by the fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the fund's limitation on borrowings and may be entered into only with banks and securities dealers. While a reverse repurchase agreement is outstanding, the fund will maintain, in a segregated account with its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. See "The Fund's Investments, Related Risks and Limitations -- Segregated Accounts."

      Reverse repurchase agreements involve the risk that the buyer of the securities sold by the fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or trustee or receiver may receive an extension of time to determine whether to enforce that fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

      WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, I.E., for issuance or delivery to or by the fund later than the normal settlement date for such securities at a stated price and yield. The fund generally would not pay for such securities or start earning interest on them until they are received. However, when the fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by the fund on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment.

      A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a fund's net asset value. When the fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "The Fund's Investments, Related Risks and Limitations--Segregated Accounts." The fund may sell the right to acquire the security prior to delivery if Mitchell Hutchins deems it advantageous to do so, which may result in a gain or loss to the fund.

      INVESTMENTS IN OTHER INVESTMENT COMPANIES. The fund may invest in securities of other money market funds, subject to Investment Company Act limitations, which at present restrict these investments in the aggregate to no more than 10% of the fund's total assets. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, the fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. The fund may invest in the securities of other money market funds when Mitchell Hutchins believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund's liquidity.

      LENDING OF PORTFOLIO SECURITIES. The fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that Mitchell Hutchins deems qualified. Lending securities enables the fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. The fund may reinvest any cash collateral in money market investments or other short-term liquid investments. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The fund will retain authority to terminate any of its loans at any time. The fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. The fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. The fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.

      Pursuant to procedures adopted by the board governing the fund's securities lending program, PaineWebber has been retained to serve as lending agent for the fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent. PaineWebber also has been approved as a borrower under the fund's securities lending program.

      SEGREGATED ACCOUNTS. When the fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the fund's obligation or commitment under such transactions.

INVESTMENT LIMITATIONS OF THE FUND

      FUNDAMENTAL LIMITATIONS. The following fundamental investment limitations cannot be changed for the fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares of the fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

      The fund will not:

      (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

      The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

      (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of U.S. banks.

      The following interpretations apply to, but are not a part of, this fundamental restriction: (a) domestic and foreign banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

      (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33-1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

      (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

      The following interpretation applies to, but is not a part of, this fundamental restriction: the fund's investments in master notes and similar instruments will not be considered to be the making of a loan.

      (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

      (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

      (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval.

      The fund will not:

      (1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      (2) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      (3) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

      (4) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.



             ORGANIZATION OF THE FUND; DIRECTORS AND OFFICERS AND
                         PRINCIPAL HOLDERS OF SECURITIES

      The Corporation was organized on July 2, 1982 as a Maryland corporation and has three operating series. The Corporation has authority to issue 60 billion shares of common stock of par value $.0001 per share, 20 million of which are designated as shares of the fund. The remaining shares are designated as shares of the two other series of the Corporation. The Corporation is governed by a board of directors, which oversees the fund's operations. The board also is authorized to establish additional series.

      The directors and executive officers of the Corporation, their ages, business addresses and principal occupations during the past five years are:

NAME AND ADDRESS*; AGE                   POSITION WITH CORPORATION     BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
----------------------                   -------------------------     ----------------------------------------

Margo N. Alexander**; 52                 Director and President      Mrs.   Alexander  is  chairman   (since  March
                                                                     1999),  chief executive officer and a director
                                                                     of Mitchell Hutchins (since January 1995), and
                                                                     an executive  vice president and a director of
                                                                     PaineWebber (since March 1984). Mrs. Alexander
                                                                     is  president  and a director or trustee of 32
                                                                     investment   companies   for  which   Mitchell
                                                                     Hutchins,   PaineWebber   or  one   of   their
                                                                     affiliates serves as investment adviser.

Richard Q. Armstrong; 64                        Director             Mr.  Armstrong  is chairman  and  principal  of
R.Q.A. Enterprises                                                   R.Q.A.   Enterprises   (management   consulting
One Old Church Road                                                  firm)   (since   April   1991   and   principal
Unit #6                                                              occupation  since March  1995).  Mr.  Armstrong
Greenwich, CT 06830                                                  was  chairman  of the  board,  chief  executive
                                                                     officer and co-owner of  Adirondack  Beverages
                                                                     (producer and  distributor  of soft drinks and
                                                                     sparkling/still  waters)  (October  1993-March
                                                                     1995).  He was a  partner  of The New  England
                                                                     Consulting Group (management  consulting firm)
                                                                     (December   1992-September   1993).   He   was
                                                                     managing  director  of LVMH  U.S.  Corporation
                                                                     (U.S.  subsidiary  of the French  luxury goods
                                                                     conglomerate,  Louis  Vuitton  Moet  Hennessey
                                                                     Corporation)  (1987-1991)  and chairman of its
                                                                     wine and  spirits  subsidiary,  Schieffelin  &
                                                                     Somerset Company (1987-1991). Mr. Armstrong is
                                                                     a  director   or  trustee  of  31   investment
                                                                     companies   for   which   Mitchell   Hutchins,
                                                                     PaineWebber or one of their affiliates  serves
                                                                     as investment adviser.

E. Garrett Bewkes, Jr.**; 72          Director and Chairman of the   Mr.  Bewkes is a director of Paine Webber Group
                                           Board of Directors        Inc.   ("PW   Group")   (holding   company   of
                                                                     PaineWebber  and Mitchell  Hutchins).  Prior to
                                                                     December  1995,  he  was  a  consultant  to  PW
                                                                     Group.  Prior to 1988,  he was  chairman of the
                                                                     board,  president and chief  executive  officer
                                                                     of American Bakeries  Company.  Mr. Bewkes is a
                                                                     director of  Interstate  Bakeries  Corporation.
                                                                     Mr.  Bewkes  is a  director  or  trustee  of 35
                                                                     investment   companies   for   which   Mitchell
                                                                     Hutchins,   PaineWebber   or   one   of   their
                                                                     affiliates serves as investment adviser.


                                                         9

NAME AND ADDRESS*; AGE                   POSITION WITH CORPORATION     BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
----------------------                   -------------------------     ----------------------------------------

Richard R. Burt; 52                             Director             Mr.  Burt is  chairman  of IEP  Advisors,  Inc.
1275 Pennsylvania Ave, N.W.                                          (international   investments   and   consulting
Washington, DC  20004                                                firm)  (since  March  1994)  and a  partner  of
                                                                     McKinsey  &  Company   (management   consulting
                                                                     firm)  (since  1991).  He is also a director of
                                                                     Archer-Daniels-Midland     Co.    (agricultural
                                                                     commodities),   Hollinger   International   Co.
                                                                     (publishing),     Homestake    Mining    Corp.,
                                                                     Powerhouse  Technologies Inc. and Wierton Steel
                                                                     Corp.  He  was  the  chief  negotiator  in  the
                                                                     Strategic Arms Reduction  Talks with the former
                                                                     Soviet   Union   (1989-1991)   and   the   U.S.
                                                                     Ambassador  to the Federal  Republic of Germany
                                                                     (1985-1989).   Mr.   Burt  is  a  director   or
                                                                     trustee of 31  investment  companies  for which
                                                                     Mitchell Hutchins,  PaineWebber or one of their
                                                                     affiliates serves as investment adviser.

Mary C. Farrell**; 49                           Director             Ms.  Farrell  is a  managing  director,  senior
                                                                     investment   strategist   and   member  of  the
                                                                     Investment  Policy  Committee  of  PaineWebber.
                                                                     Ms. Farrell joined  PaineWebber in 1982. She is
                                                                     a member of the Financial  Women's  Association
                                                                     and Women's Economic  Roundtable and appears as
                                                                     a regular  panelist  on Wall  $treet  Week with
                                                                     Louis  Rukeyser.  She also  serves on the Board
                                                                     of  Overseers  of New York  University's  Stern
                                                                     School of Business.  Ms.  Farrell is a director
                                                                     or  trustee  of  31  investment  companies  for
                                                                     which Mitchell Hutchins,  PaineWebber or one of
                                                                     their affiliates serves as investment adviser.

Meyer Feldberg; 57                              Director             Mr.   Feldberg   is  Dean  and   Professor   of
Columbia University                                                  Management of the Graduate  School of Business,
101 Uris Hall                                                        Columbia  University.  Prior  to  1989,  he was
New York, NY  10027                                                  president   of  the   Illinois   Institute   of
                                                                     Technology.  Dean  Feldberg  is also a director
                                                                     of   Primedia,   Inc.,   Federated   Department
                                                                     Stores,  Inc. and Revlon, Inc. Dean Feldberg is
                                                                     a  director   or   trustee  of  34   investment
                                                                     companies   for   which   Mitchell    Hutchins,
                                                                     PaineWebber or one of their  affiliates  serves
                                                                     as investment adviser.

George W. Gowen; 69                             Director             Mr.  Gowen  is a  partner  in the  law  firm of
666 Third Avenue                                                     Dunnington,  Bartholow  & Miller.  Prior to May
New York, NY  10017                                                  1994,  he was a  partner  in the  law  firm  of
                                                                     Fryer,  Ross & Gowen.  Mr.  Gowen is a director
                                                                     or  trustee  of  34  investment  companies  for
                                                                     which Mitchell Hutchins,  PaineWebber or one of
                                                                     their affiliates serves as investment adviser.


                                                        10

NAME AND ADDRESS*; AGE                   POSITION WITH CORPORATION     BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
----------------------                   -------------------------     ----------------------------------------

Frederic V. Malek; 62                           Director             Mr.   Malek  is  chairman  of  Thayer   Capital
1455 Pennsylvania Ave, N.W.                                          Partners  (merchant bank). From January 1992 to
Suite 350                                                            November  1992,  he  was  campaign  manager  of
Washington, DC  20004                                                Bush-Quayle  `92.  From  1990 to  1992,  he was
                                                                     vice  chairman  and,  from 1989 to 1990, he was
                                                                     president of Northwest  Airlines Inc., NWA Inc.
                                                                     (holding  company of Northwest  Airlines  Inc.)
                                                                     and Wings  Holdings  Inc.  (holding  company of
                                                                     NWA Inc.).  Prior to 1989,  he was  employed by
                                                                     the Marriott Corporation (hotels,  restaurants,
                                                                     airline catering and contract  feeding),  where
                                                                     he  most   recently  was  an   executive   vice
                                                                     president and president of Marriott  Hotels and
                                                                     Resorts.  Mr.  Malek  is  also  a  director  of
                                                                     American Management Systems,  Inc.  (management
                                                                     consulting  and  computer  related   services),
                                                                     Automatic Data Processing,  Inc., CB Commercial
                                                                     Group,  Inc.  (real  estate  services),  Choice
                                                                     Hotels    International    (hotel   and   hotel
                                                                     franchising),   FPL   Group,   Inc.   (electric
                                                                     services),  Manor Care, Inc.  (health care) and
                                                                     Northwest   Airlines   Inc.   Mr.  Malek  is  a
                                                                     director or trustee of 31 investment  companies
                                                                     for which  Mitchell  Hutchins,  PaineWebber  or
                                                                     one of their  affiliates  serves as  investment
                                                                     adviser.

Carl W. Schafer; 63                             Director             Mr.   Schafer  is  president  of  the  Atlantic
66 Witherspoon Street, #1100                                         Foundation  (charitable  foundation  supporting
Princeton, NJ  08542                                                 mainly     oceanographic     exploration    and
                                                                     research).   He  is  a  director  of  Base  Ten
                                                                     Systems,  Inc.  (software),   Roadway  Express,
                                                                     Inc.  (trucking),  The Guardian Group of Mutual
                                                                     Funds,  the  Harding,   Loevner  Funds,   Evans
                                                                     Systems,  Inc. (motor fuels,  convenience store
                                                                     and diversified  company),  Electronic Clearing
                                                                     House,     Inc.     (financial     transactions
                                                                     processing),   Frontier  Oil   Corporation  and
                                                                     Nutraceutix,   Inc.  (biotechnology   company).
                                                                     Prior to January  1993,  he was chairman of the
                                                                     Investment  Advisory  Committee  of the  Howard
                                                                     Hughes  Medical  Institute.  Mr.  Schafer  is a
                                                                     director or trustee of 31 investment  companies
                                                                     for which  Mitchell  Hutchins,  PaineWebber  or
                                                                     one of their  affiliates  serves as  investment
                                                                     adviser.


                                                        11

NAME AND ADDRESS*; AGE                   POSITION WITH CORPORATION     BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
----------------------                   -------------------------     ----------------------------------------

Brian M. Storms;** 44                           Director             Mr.  Storms is  president  and chief  operating
                                                                     officer  of  Mitchell   Hutchins  (since  March
                                                                     1999).  Prior to March 1999,  he was  president
                                                                     of Prudential  Investments  (1996-1999).  Prior
                                                                     to  joining  Prudential,   he  was  a  managing
                                                                     director at Fidelity  Investments.  Mr.  Storms
                                                                     is a  director  or  trustee  of  31  investment
                                                                     companies   for   which   Mitchell    Hutchins,
                                                                     PaineWebber or one of their  affiliates  serves
                                                                     as investment adviser.

John J. Lee; 31                            Vice President and        Mr.  Lee is a vice  president  and a manager of
                                           Assistant Treasurer       the mutual fund finance  department of Mitchell
                                                                     Hutchins.  Prior to September  1997,  he was an
                                                                     audit   manager  in  the   financial   services
                                                                     practice  of Ernst & Young  LLP.  Mr.  Lee is a
                                                                     vice  president and  assistant  treasurer of 32
                                                                     investment   companies   for   which   Mitchell
                                                                     Hutchins,   PaineWebber   or   one   of   their
                                                                     affiliates serves as an investment adviser.

Kevin J. Mahoney; 33                       Vice President and        Mr.  Mahoney  is a first vice  president  and a
                                           Assistant Treasurer       senior  manager  of  the  mutual  fund  finance
                                                                     department of Mitchell  Hutchins.  From August
                                                                     1996 through March 1999, he was the manager of
                                                                     the  mutual  fund  internal  control  group of
                                                                     Salomon Smith Barney. Prior to August 1996, he
                                                                     was an associate  and  assistant  treasurer of
                                                                     BlackRock   Financial   Management   L.P.  Mr.
                                                                     Mahoney  is a  vice  president  and  assistant
                                                                     treasurer of 32 investment companies for which
                                                                     Mitchell Hutchins, PaineWebber or one of their
                                                                     affiliates serves as investment adviser.

Dennis McCauley; 52                          Vice President          Mr.  McCauley is a managing  director and chief
                                                                     investment  officer--fixed  income  of  Mitchell
                                                                     Hutchins.   Prior  to  December  1994,  he  was
                                                                     director  of fixed  income  investments  of IBM
                                                                     Corporation.  Mr.  McCauley is a vice president
                                                                     of 22 investment  companies for which  Mitchell
                                                                     Hutchins,   PaineWebber   or   one   of   their
                                                                     affiliates serves as investment adviser.

Ann E. Moran; 42                           Vice President and        Ms. Moran is a vice  president and a manager of
                                           Assistant Treasurer       the mutual fund finance  department of Mitchell
                                                                     Hutchins.  Ms.  Moran is a vice  president  and
                                                                     assistant treasurer of 32 investment  companies
                                                                     for which  Mitchell  Hutchins,  PaineWebber  or
                                                                     one of their  affiliates  serves as  investment
                                                                     adviser.



                                                        12

NAME AND ADDRESS*; AGE                   POSITION WITH CORPORATION     BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
----------------------                   -------------------------     ----------------------------------------

Dianne E. O'Donnell; 47               Vice President and Secretary   Ms.  O'Donnell is a senior vice  president  and
                                                                     deputy  general  counsel of Mitchell  Hutchins.
                                                                     Ms.   O'Donnell   is  a  vice   president   and
                                                                     secretary  of  31  investment  companies  and a
                                                                     vice  president and assistant  secretary of one
                                                                     investment    company   for   which    Mitchell
                                                                     Hutchins,   PaineWebber   or   one   of   their
                                                                     affiliates serves as investment adviser.

Emil Polito; 38                              Vice President          Mr.  Polito  is a  senior  vice  president  and
                                                                     director   of   operations   and   control  for
                                                                     Mitchell   Hutchins.   Mr.  Polito  is  a  vice
                                                                     president of 32 investment  companies for which
                                                                     Mitchell Hutchins,  PaineWebber or one of their
                                                                     affiliates serves as investment adviser.

Susan Ryan; 39                               Vice President          Ms.  Ryan  is  a  senior  vice   president  and
                                                                     portfolio  manager of Mitchell Hutchins and has
                                                                     been with  Mitchell  Hutchins  since 1982.  Ms.
                                                                     Ryan is a vice  president  of  five  investment
                                                                     companies   for   which   Mitchell    Hutchins,
                                                                     PaineWebber or one of their  affiliates  serves
                                                                     as investment adviser

Victoria E. Schonfeld; 48                    Vice President          Ms.  Schonfeld  is  a  managing   director  and
                                                                     general  counsel of  Mitchell  Hutchins  (since
                                                                     May  1994)  and  a  senior  vice  president  of
                                                                     PaineWebber  (since July 1995).  Ms.  Schonfeld
                                                                     is a vice president of 31 investment  companies
                                                                     and a  vice  president  and  secretary  of  one
                                                                     investment    company   for   which    Mitchell
                                                                     Hutchins,   PaineWebber   or   one   of   their
                                                                     affiliates serves as investment adviser.

Paul H. Schubert; 36                  Vice President and Treasurer   Mr.  Schubert  is a senior vice  president  and
                                                                     director of the mutual fund finance  department
                                                                     of Mitchell  Hutchins.  Mr.  Schubert is a vice
                                                                     president   and   treasurer  of  32  investment
                                                                     companies   for   which   Mitchell    Hutchins,
                                                                     PaineWebber or one of their  affiliates  serves
                                                                     as investment adviser.

Barney A. Taglialatela; 38                 Vice President and        Mr.  Taglialatela  is a  vice  president  and a
                                           Assistant Treasurer       manager of the mutual fund  finance  department
                                                                     of Mitchell  Hutchins.  Prior to February 1995,
                                                                     he was a manager  of the  mutual  fund  finance
                                                                     division of Kidder  Peabody  Asset  Management,
                                                                     Inc. Mr.  Taglialatela  is a vice president and
                                                                     assistant treasurer of 32 investment  companies
                                                                     for which  Mitchell  Hutchins,  PaineWebber  or
                                                                     one of their  affiliates  serves as  investment
                                                                     adviser.

                                                        13

NAME AND ADDRESS*; AGE                   POSITION WITH CORPORATION     BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
----------------------                   -------------------------     ----------------------------------------

Keith A. Weller; 38                        Vice President and        Mr.  Weller  is  a  first  vice  president  and
                                           Assistant Secretary       associate    general    counsel   of   Mitchell
                                                                     Hutchins.   Prior  to  May  1995,   he  was  an
                                                                     attorney in private  practice.  Mr. Weller is a
                                                                     vice  president and  assistant  secretary of 31
                                                                     investment   companies   for   which   Mitchell
                                                                     Hutchins,   PaineWebber   or   one   of   their
                                                                     affiliates serves as investment adviser.


-------------
* Unless otherwise indicated, the business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019.

** Mrs. Alexander, Mr. Bewkes, Ms. Farrell and Mr. Storms are "interested persons" of the fund as defined in the Investment Company Act by virtue of their positions with Mitchell Hutchins, PaineWebber, and/or PW Group.

      The fund pays each board member who is not an "interested person" of the fund $1,000 annually and up to $150 for each board meeting and each meeting of a board committee. Therefore, the Corporation pays each such director $3,000 annually, plus any additional amounts due for board or committee meetings. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation, aggregating $15,000 annually, from the relevant funds. All board members are reimbursed for any expenses incurred in attending meetings. Board members and officers own in the aggregate less than 1% of the outstanding shares of the fund. Because PaineWebber and Mitchell Hutchins perform substantially all the services necessary for the operation of the fund, the fund requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the fund for acting as a board member or officer.

      The table below includes certain information relating to the compensation of the current board members who held office with the Corporation or with other PaineWebber funds during the fund's fiscal year ended June 30, 1999.


                                                  COMPENSATION TABLE+

                                                        AGGREGATE
                                                        ---------
                                                       COMPENSATION      TOTAL COMPENSATION FROM
                                                       ------------      -----------------------
                                                         FROM THE        THE CORPORATION AND THE
                                                         --------        -----------------------
          NAME OF PERSON, POSITION                      CORPORATION*          FUND COMPLEX**
          ------------------------                      ------------          --------------

          Richard Q. Armstrong,
              Director                                                              $ 101,372
          Richard R. Burt,
              Director                                                                101,372
          Meyer Feldberg,
              Director                                                                116,222
          George W. Gowen,
              Director                                                                108,272
          Frederic V. Malek,
              Director                                                                101,372
          Carl W. Schafer,
              Director                                                                101,372



--------------------
+ Only independent board members are compensated by the fund and identified above; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation.

* Represents fees paid to each board member for the fiscal year ended June 30, 1999.

** Represents  total  compensation  paid during the calendar year ended December
   31, 1998, to each board member by 31 investment companies (33 in the case of Messrs. Feldberg and Gowen) for which Mitchell Hutchins, PaineWebber or one of their affiliates served as investment adviser. No fund within the PaineWebber fund complex has a bonus, pension, profit sharing or retirement plan.

                         PRINCIPAL HOLDERS OF SECURITIES

      As of August 1, 1999, the Corporation's records showed no shareholders as owning 5% or more of the fund's shares.

              INVESTMENT ADVISORY AND DISTRIBUTION ARRANGEMENTS

      INVESTMENT ADVISORY ARRANGEMENTS. PaineWebber acts as the fund's investment adviser and administrator pursuant to a contract with the fund dated March 23, 1989 ("Advisory Contract"). Under the Advisory Contract, the fund pays PaineWebber an annual fee, computed daily and paid monthly, according to the following schedule:

                                                                          ANNUAL
         AVERAGE DAILY NET ASSETS                                           RATE
         ------------------------                                           ----

         Up to $1 billion..................................                0.50%
         In excess of $1.0 billion up to $1.5 billion......                0.44%
         Over $1.5 billion.................................                0.36%

      Services provided by PaineWebber under the Advisory Contract, some of which may be delegated to Mitchell Hutchins, as discussed below, include the provision of a continuous investment program for the fund and supervision of all matters relating to the operation of the fund. Under the Advisory Contract, during the fiscal years ended June 30, 1999, 1998 and 1997, the fund paid (or accrued) to PaineWebber investment advisory and administrative fees in the amount of $___________, $16,593,019 and $15,211,682, respectively.

      Under a contract with PaineWebber dated March 23, 1989 ("Mitchell Hutchins Contract"), Mitchell Hutchins serves as the fund's sub-adviser and sub-administrator. Under the Mitchell Hutchins Contract, PaineWebber (not the fund) pays Mitchell Hutchins a fee, computed daily and paid monthly, at an annual rate of 20% of the fees paid by the fund to PaineWebber. Under the Mitchell Hutchins Contract, for the fiscal years ended June 30, 1999, 1998 and 1997, PaineWebber paid (or accrued) to Mitchell Hutchins fees in the amount of $________ , $3,318,604 and $3,042,336, respectively.

      Prior to August 1, 1997, PaineWebber provided certain services to the fund not otherwise provided by the fund's transfer agent. Pursuant to an agreement relating to those services, PaineWebber earned (or accrued) $251,757 for the period July 1, 1997 to July 31, 1997 and $2,692,218 for the fiscal year ended June 30, 1997. Subsequent to July 31, 1997, PFPC, the fund's transfer agent, (not the fund) pays PaineWebber for certain transfer agency related services that PFPC has delegated to PaineWebber.

      Under the terms of the Advisory Contract, the fund bears all expenses incurred in its operation that are not specifically assumed by PaineWebber. General expenses of the Corporation not readily identifiable as belonging to the fund or to the Corporation's other series are allocated among series by or under the direction of the board of directors in such manner as the board deems fair and equitable. Expenses borne by the fund include the following (or the fund's share of the following): (1) the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by PaineWebber; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of fund shares under federal and state securities laws and maintaining such registrations and qualifications; (5) fees and salaries payable to the directors and officers who are not interested persons of the Corporation or PaineWebber;
(6) all expenses incurred in connection with the directors' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Corporation or the fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for those directors who are not interested persons of the Corporation; (11) charges of custodians, transfer agents and other agents; (12) expenses of setting in type and printing prospectuses and statements of additional information and supplements thereto, reports and statements to shareholders and proxy material for existing shareholders and costs of mailing such materials to existing shareholders; (13) any extraordinary expenses (including fees and disbursements of counsel)
incurred by the fund; (14) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (15) 50% of the cost of printing and mailing PaineWebber monthly statements; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to the directors and officers; and
(18) costs of mailing, stationery and communications equipment.

      The Advisory and Mitchell Hutchins Contracts (collectively, "Contracts") noted above provide that PaineWebber or Mitchell Hutchins, as the case may be, shall not be liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the performance of the contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PaineWebber or Mitchell Hutchins, in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

      The Contracts are terminable by vote of the fund's board or by the holders of a majority of the outstanding voting securities of the fund at any time without penalty, on 60 days' written notice to PaineWebber or Mitchell Hutchins, as the case may be. The Advisory Contract is also terminable without penalty by PaineWebber on 60 days' written notice to the Corporation, and the Mitchell Hutchins Contract is terminable without penalty by PaineWebber or Mitchell Hutchins on 60 days' written notice to the other party. The Contracts terminate automatically upon their assignment, and the Mitchell Hutchins Contract also automatically terminates upon the assignment of the Advisory Contract.

      During the fiscal year ended June 30, 1999, the fund [did not] pay fees to PaineWebber for its services as lending agent because the fund did not engage in any securities lending activities.

      NET ASSETS. The following table shows the approximate net assets as of July 31, 1999, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.

                                                                      NET ASSETS
                           INVESTMENT CATEGORY                          ($MIL)
                           -------------------                          ------

          Domestic (excluding Money Market).......................
          Global..................................................
          Equity/Balanced.........................................
          Fixed Income (excluding Money Market)...................
                Taxable Fixed Income..............................
                Tax-Free Fixed Income.............................
          Money Market Funds......................................


      PERSONAL TRADING POLICIES. Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of PaineWebber mutual funds and other Mitchell Hutchins advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber Funds and other Mitchell Hutchins advisory clients.

      DISTRIBUTION ARRANGEMENTS. PaineWebber acts as the distributor of fund shares under a distribution contract with the Corporation ("Distribution Contract"), which requires PaineWebber to use its best efforts, consistent with its other business, to sell shares of the fund. Shares of the fund are offered continuously.

      Under a plan of distribution adopted by the Corporation in the manner prescribed by Rule 12b-1 under the Investment Company Act ("Plan"), the fund pays PaineWebber a service fee, accrued daily and payable monthly, for providing certain shareholder and account maintenance services. The Plan authorizes the fund to pay PaineWebber a service fee, computed daily and paid monthly, at an annual rate of up to 0.15% of its average daily net assets. The fund currently pays service fees to PaineWebber at the annual rate of 0.125% of average net assets. Any increase from the 0.125% annual rate would require prior approval of the board.

      PaineWebber uses the 12b-1 service fee to pay PaineWebber Financial Advisors and correspondent firms for shareholder servicing. The fee is also used to offset PaineWebber's other expenses in servicing and maintaining shareholder accounts. These expenses may include the costs of the PaineWebber branch office in which the Financial Advisor is based, such as rent, communications equipment, employee salaries and other overhead costs.

      During the period they are in effect, the Plan and the Distribution Contract obligate the fund to pay the 12b-1 service fee to PaineWebber as compensation for its service activities and not as reimbursement for specific expenses incurred. Thus, even if PaineWebber's expenses exceed its 12b-1 service fee, the fund will not be obligated to pay more than the fee and, if PaineWebber's expenses are less than the fee, it will retain its full fee and realize a profit. The fund will pay the 12b-1 service fee to PaineWebber until either the Plan or the Distribution Contract is terminated or not renewed. In that event, PaineWebber's 12b-1 service expenses in excess of 12b-1 service fees received or accrued through the termination date will be PaineWebber's sole responsibility and not obligations of the fund.

      Among other things, the Plan provides that (1) PaineWebber will submit to the board at least quarterly, and the directors will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those directors who are not "interested persons" of the Corporation and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by the fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the fund's outstanding shares and (4) while the Plan remains in effect, the selection and nomination of directors who are not "interested persons" of the Corporation shall be committed to the discretion of the directors who are not "interested persons" of the Corporation.

      During the fiscal year ended June 30, 1999, the fund paid or accrued to PaineWebber service fees of $__________. For the same period, PaineWebber estimates that it incurred expenses of $___________ in servicing fund shareholders. PaineWebber estimates that these expenses were incurred as follows: (a) allocated costs related to shareholder servicing--$______________; and (b) service fees to Financial Advisors--$___________.

      "Allocated costs" include various internal costs allocated by PaineWebber to its efforts at providing certain shareholder and account maintenance services. These internal costs encompass office rent, salaries and other overhead expenses of various PaineWebber departments and areas of operations.

      In approving the continuance of the Plan, the board considered all features of the distribution system for the fund, including (a) PaineWebber's view that the payment of service fees based on the average daily net assets of the fund held in shareholder accounts serviced by Financial Advisors and correspondent firms was attractive to such Financial Advisors and correspondent firms and would result in greater growth of the fund than might otherwise be the case, (b) the extent to which fund shareholders might benefit from economies of scale resulting from growth in the fund's assets and shareholder account size and the potential for continued growth, (c) the services provided to the fund and its shareholders by PaineWebber pursuant to the Distribution Contract, (d) PaineWebber's expenses and costs under the Plan as described above and (e) the fact that the expense to the fund of the Plan could be offset if the Plan is successful by the lower advisory fee rates that are triggered as assets reach higher levels.

      The board also considered the benefits that would accrue to PaineWebber under the Plan in that PaineWebber would receive service and advisory fees that are calculated based upon a percentage of the average net assets of the fund, which fees would increase if the Plan is successful and the fund attains and maintains increased asset levels.

                             PORTFOLIO TRANSACTIONS

      The fund purchases portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

      The Sub-Advisory Contract authorizes Mitchell Hutchins (with the approval of the board) to select brokers and dealers to execute purchases and sales of the fund's portfolio securities. It directs Mitchell Hutchins to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the fund. To the extent that the execution and price offered by more than one dealer are comparable, Mitchell Hutchins may, in its discretion, effect transactions in portfolio securities with dealers who provide the fund or Mitchell Hutchins with research, analysis, advice and similar services. Although Mitchell Hutchins may receive certain research or execution services in connection with these transactions, Mitchell Hutchins on behalf of the fund will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid had no services been provided by the executing dealer. Moreover, Mitchell Hutchins will not enter into any explicit soft dollar arrangements relating to principal transactions and will not receive in principal transactions the types of services that could be purchased for hard dollars. Research services furnished by the dealers with which the fund effects securities transactions may be used by Mitchell Hutchins in advising other funds or accounts it advises and, conversely, research services furnished to Mitchell Hutchins in connection with other funds or accounts that Mitchell Hutchins advises may be used in advising the fund. Information and research received from dealers will be in addition to, and not in lieu of, the services required to be performed by Mitchell Hutchins under the Sub-Advisory Contract.

      During  the  last  three  fiscal   years,   the  fund  paid  no  brokerage
commissions.

      Mitchell Hutchins may engage in agency transactions in over-the-counter debt securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services. These procedures include a requirement that Mitchell Hutchins obtain multiple quotes from dealers before executing the transactions on an agency basis.

      Investment decisions for the fund and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the fund and such other account(s) as to amount according to a formula deemed equitable to the fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the fund.

      As of June 30, 1999, the fund owned securities issued by the following companies which are regular broker-dealers for the fund:

                          [information to be supplied]



                 ADDITIONAL INFORMATION REGARDING REDEMPTIONS

      ADDITIONAL PURCHASE AND REDEMPTION INFORMATION. The fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the fund's portfolio at the time; although the fund attempts to maintain a constant net asset value of $1.00 per share.

      SERVICE ORGANIZATIONS. The fund may authorize service organizations, and their agents, to accept on its behalf purchase and redemption orders that are in "good form." The fund will be deemed to have received these purchase and redemption orders when a service organization or its agent accepts them. Like all customer orders, these orders will be priced based on the fund's net asset value next computed after receipt of the order by the service organizations or their agents. Service organizations may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.

                               VALUATION OF SHARES

      The fund uses its best efforts to maintain its net asset value at $1.00 per share. The fund's net asset value per share is determined by State Street Bank and Trust Company ("State Street") as of 12:00 noon, Eastern time, on each Business Day. As defined in the Prospectus, "Business Day" means any day on which State Street's Boston offices, and the New York City offices of PaineWebber and PaineWebber's bank, The Bank of New York, are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.

      The fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under the Investment Company Act. To use amortized cost to value its portfolio securities, the fund must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, the fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

      The board has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for the fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are of high quality under the Rule and that Mitchell Hutchins, acting pursuant to the procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.

      In determining the approximate market value of portfolio investments, the fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.

                             PERFORMANCE INFORMATION

      The fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return will fluctuate.

      TOTAL RETURN CALCULATIONS. Average annual total return quotes ("Standardized Return") used in the fund's Performance Advertisements are calculated according to the following formula:

               n
       P(1 + T    =     ERV
       where:  P  =  a hypothetical initial payment of $1,000 to purchase shares of a specified class
               T = average annual total return of shares of that class n = number of years
             ERV  =  ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

      Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends are assumed to have been reinvested at net asset value.

      The fund also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). The fund calculates Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in fund shares and assuming the reinvestment of all dividends distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value.

      The following tables show performance information for the fund's shares outstanding for the periods indicated. All returns for periods of more than one year are expressed as an average annual return.


     Year ended June 30, 1999:
           Standardized Return.................
           Non-Standardized Return.............
     Five Years ended June 30, 1999:
           Standardized Return.................
           Non-Standardized Return.............
     Ten Years ended June 30, 1999:
           Standardized Return.................
           Non-Standardized Return.............
     Inception* to June 30, 1999:
           Standardized Return.................
           Non-Standardized Return.............

------------------
* The inception date for the fund is July 2, 1988.

      CALCULATION OF YIELD. The fund computes its yield and effective yield quotations using standardized methods required by the SEC. The fund from time to time advertises (1) its current yield based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent; and (2) its effective yield based on the same seven-day period by compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting 1 from the result, according to the following formula:
                                                       365/7
            EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)     ] - 1

      The fund may also advertise other performance data, which may consist of the annual or cumulative return (including net short-term capital gain, if any) earned on a hypothetical investment in the fund since it began operations or for shorter periods. This return data may or may not assume reinvestment of dividends (compounding).

      Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of the fund fluctuates, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges that may reduce the yield.

      The fund's yield and effective yield for the seven-day period ended June 30, 1999 were ________ and ___________, respectively.

      OTHER INFORMATION. The fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to predict or indicate future results. The return on an investment in the fund will fluctuate. In Performance Advertisements, the fund may compare its yield with data published by Lipper Analytical Services, Inc. for money funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), IBC Financial Data, Inc. ("IBC"), Wiesenberger Investment Companies Service ("Wiesenberger") or Investment Company Data Inc. ("ICD"), or with the performance of recognized stock and other indexes, including the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International World Index, the Lehman Brothers Treasury Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Salomon Brothers Government Bond Index and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, IBC, Wiesenberger or ICD. Performance Advertisements also may refer to discussions of the fund and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

      The fund may also compare its performance with the performance of bank certificates of deposit ("CDs") as measured by the CDA Certificate of Deposit Index and the Bank Rate Monitor National Index and the average of yields of CDs of major banks published by Banxquotes(R) Money Markets. In comparing the fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Bank accounts are insured in whole or in part by an agency of the U.S. government and may offer a fixed rate of return. Fund shares are not insured or guaranteed by the U.S. government and returns thereon will fluctuate. While the fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so.

      The fund may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends on the fund investment are reinvested by being paid in additional Fund shares, any future income of the fund would increase the value, not only of the original fund investment, but also of the additional fund shares received through reinvestment. As a result, the value of the fund investment would increase more quickly than if dividends had been paid in cash. The fund may also make available to shareholders a daily accrual factor or "mil rate" representing dividends accrued to shareholder accounts on a given day or days. Certain shareholders may find that this information facilitates accounting or recordkeeping.

                                      TAXES

      BACKUP WITHHOLDING. The fund is required to withhold 31% of all dividends and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund or PaineWebber with a correct taxpayer identification number. Withholding at that rate also is required from dividends payable to those shareholders who otherwise are subject to backup withholding.

      QUALIFICATION AS A REGULATED INVESTMENT COMPANY. To continue to qualify for treatment as a RIC under the Internal Revenue Code, the fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gains, if any) and must meet several additional requirements. Among these requirements are the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If the fund failed to qualify for treatment as a RIC for any taxable year, (a) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (b) the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

                                OTHER INFORMATION

      VOTING RIGHTS. Shareholders of the fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Corporation may elect all its board members. The shares of each series of the Corporation will be voted separately, except when an aggregate vote of all the series is required by law.

      The Corporation does not hold annual meetings. There normally will be no meetings of shareholders to elect directors unless fewer than a majority of the directors holding office have been elected by shareholders. The directors are required to call a meeting of shareholders when requested in writing to do so by the shareholders of record holding at least 25% of the Corporation's outstanding shares.

      CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for the fund. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as the fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

      COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the fund. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

      AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the fund.

                              FINANCIAL STATEMENTS

The fund's Annual Report to Shareholders for its last fiscal year ended June 30, 1999 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated herein by this reference.

YOU SHOULD RELY ONLY ON THE  INFORMATION
CONTAINED   OR   REFERRED   TO  IN   THE
PROSPECTUS   AND   THIS   STATEMENT   OF
ADDITIONAL INFORMATION. THE FUND AND ITS
DISTRIBUTOR  HAVE NOT AUTHORIZED  ANYONE
TO PROVIDE YOU WITH  INFORMATION THAT IS
DIFFERENT.   THE   PROSPECTUS  AND  THIS
STATEMENT OF ADDITIONAL  INFORMATION  IS
NOT AN OFFER TO SELL  SHARES OF THE FUND
IN ANY  JURISDICTION  WHERE  THE FUND OR
ITS  DISTRIBUTOR  MAY NOT LAWFULLY  SELL
THOSE SHARES.


                -----------
                                                                     PaineWebber
                                                           Retirement Money Fund



                                      ------------------------------------------
                                             Statement of Additional Information

                                                                 August 29, 1999
                                      ------------------------------------------












                                                                     PAINEWEBBER












(COPYRIGHT)1999 PaineWebber Incorporated

                            PART C. OTHER INFORMATION

Item 23. EXHIBITS

(1)    (a)       Restated Articles of Incorporation 1/

       (b)       Articles Supplementary filed November 14, 1997 2/

(2)    Restated By-Laws 2/

(3) Instruments defining the rights of holders of the Registrant's shares of common stock 3/

(4)    (a)        Investment Advisory and Administration Contract 2/

       (b)        Sub-Advisory and Sub-Administration Contract 2/

(5)    Distribution Contract 2/

(6)    Bonus, profit sharing or pension plans - none

(7)    (a)        Custodian Contract with respect to Money Market Portfolio and
                  U.S. Government Portfolio 2/

       (b) Addendum to Custodian Contract with respect to PaineWebber Retirement Money Fund 2/

(8)    Transfer Agency Agreement 2/

(9)    Opinion and consent of counsel (to be filed)

(10) Other opinions, appraisals, rulings and consents: Auditor's Consent (to be filed)

(11)   Financial statements omitted from Part B - none

(12)   Letter of investment intent (previously filed)

(13)   Plan of Distribution pursuant to Rule 12b-1 (to be filed)

(14)   and

(27)   Financial Data Schedule (not applicable)

(15)   Plan pursuant to Rule 18f-3 (not applicable)

--------------------

1/ Incorporated by reference from Post-Effective Amendment No. 29 to the registration statement, SEC File No. 2-78309, filed August 29, 1996.

2/ Incorporated by reference from Post-Effective Amendment No. 31 to the registration statement, SEC File No. 2-78309, filed August 28, 1998.

3/ Incorporated by reference from Articles Fifth, Sixth, Seventh, Ninth, Tenth and Twelfth of the Registrant's Restated Articles of Incorporation and from Articles II, III, VIII, X, XI, XII and XIII of the Registrant's Restated By-Laws.


Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      None.

Item 25.    INDEMNIFICATION

      Article Fourteenth of the Articles of Incorporation provides that the directors and officers of the Registrant shall not be liable to the Registrant or to any of its stockholders for monetary damages. Article Fourteenth also provides that no amendment, alteration or repeal of the contents contained in the preceding sentence or the adoption, alteration or amendment of any other provision of the Articles or By-Laws inconsistent with Article Fourteenth shall adversely affect any limitation of liability of any director or officer of the Registrant with respect to any act or failure to act which occurred prior to such amendment, alteration, repeal or adoption.

      Section 10.01 of Article X of the Bylaws provides that the Registrant shall indemnify its present and past directors, officers, employees and agents, and any persons who are serving or have served at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, or enterprise, to the fullest extent permitted by law.

      Section 10.02 of Article X of the Bylaws further provides that the Registrant may purchase and maintain insurance on behalf of any person who is or was a director, officer or employee of the Registrant, or is or was serving at the request of the Registrant as a director, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or out of his or her status as such whether or not the Registrant would have the power to indemnify him or her against such liability.

      Section 9 of the Investment Advisory and Administration Contract provides that PaineWebber shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Contract relates except for a loss resulting from willful misfeasance, bad faith or gross negligence of PaineWebber in the performance of its duties or from its reckless disregard of its obligations and duties under the Contract.
Section 9 further provides that any person, even though also an officer, partner, employee or agent of PaineWebber, who may be or become an officer, director, employee or agent of Registrant shall be deemed, when rendering services to the Registrant or acting with respect to any business of the Registrant, to be rendering such service to or acting solely for the Registrant and not as an officer, partner, employee, or agent or one under the control or direction of PaineWebber even though paid by it.

      Section 8 of the Sub-Advisory and Sub-Administration Contract provides that Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by PaineWebber or the Registrant or its shareholders in connection with the performance of those Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties under the Contracts.

      Section 9 of the Distribution Contract provides that the Registrant will indemnify PaineWebber and its officers, directors or controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by PaineWebber to the Registrant for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of the Distribution Contract also provides that PaineWebber agrees to indemnify, defend and hold the Registrant, its officers and directors free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by PaineWebber for use in the Registration Statement or arising out of an agreement between PaineWebber and any retail dealer, or arising out of supplementary literature or advertising used by PaineWebber in connection with the Contract.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act"), as amended, may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

       I. PaineWebber Incorporated ("PaineWebber"), a Delaware corporation, is a registered investment adviser and is wholly owned by Paine Webber Group Inc. PaineWebber is primarily engaged in the financial services business. Information as to the officers and directors of PaineWebber is included in its Form ADV filed with the Securities and Exchange Commission (registration number 801-7163) and is incorporated herein by reference.

       II. Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a Delaware corporation, is a registered investment adviser and is wholly owned by PaineWebber. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.

Item 27.    PRINCIPAL UNDERWRITERS

(a) PaineWebber serves as principal underwriter and/or investment adviser for the following other investment companies:

            LIQUID INSTITUTIONAL RESERVES
            MITCHELL HUTCHINS INSTITUTIONAL SERIES
            PAINEWEBBER CASHFUND, INC.
            PAINEWEBBER MANAGED MUNICIPAL TRUST
            PAINEWEBBER MUNICIPAL MONEY MARKET SERIES
            PAINEWEBBER RMA TAX-FREE FUND, INC.

(b) PaineWebber is the principal underwriter of the Registrant. The directors and officers of PaineWebber, their principal business addresses, and their positions and offices with PaineWebber are identified in its Form ADV filed with the Securities and Exchange Commission (registration number 801-7163), and such information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of PaineWebber who also serve as directors or officers of the Registrant. Unless otherwise indicated, the principal business address of each person named is 1285 Avenue of the Americas, New York, New York 10019.

                                                       Position and Offices
NAME                      POSITION WITH REGISTRANT     with UNDERWRITER

Margo N. Alexander        Director and President       Executive Vice President
                          (Chief Executive Officer)    and Director

Mary C. Farrell           Director                     Managing Director,
                                                       Senior Investment
                                                       Strategist and Member of
                                                       the Investment Policy
                                                       Committee

Brian M. Storms           Director                     President and Chief
                                                       Operating Officer of
                                                       Mitchell Hutchins


(c)   None.

Item 28.    LOCATION OF ACCOUNTS AND RECORDS

            The books and other documents required by paragraphs (b)(4), (c) and
(d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's Port-folio Manager, Mitchell Hutchins Asset Management Inc., 1285 Avenue of the Americas, New York, New York 10019. All other accounts, books and documents required by Rule 31a-1 are maintained for each Portfolio in the physical possession of such Portfolio's transfer agent and custodian.

Item 29.    MANAGEMENT SERVICES

            Not applicable.

Item 30.    UNDERTAKINGS

            Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 28th day of June, 1999.

                              PAINEWEBBER RMA MONEY FUND, INC.

                              By:  /s/ Dianne E. O'Donnell
                                 -----------------------------
                                   Dianne E. O'Donnell
                                   Vice President and Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature                      Title                    Date
---------                      -----                    ----

/s/ Margo N. Alexander         President and Director   June 28, 1999
--------------------------     (Chief Executive
Margo N. Alexander*            Officer)


/s/ E. Garrett Bewkes, Jr.     Director and Chairman    June 28, 1999
--------------------------     of the Board of
E. Garrett Bewkes, Jr.*        Directors


/s/ Richard Q. Armstrong       Director                 June 28, 1999
--------------------------
Richard Q. Armstrong*

/s/ Richard R. Burt            Director                 June 28, 1999
--------------------------
Richard R. Burt*

/s/ Mary C. Farrell            Director                 June 28, 1999
--------------------------
Mary C. Farrell*

/s/ Meyer Feldberg             Director                 June 28, 1999
--------------------------
Meyer Feldberg*

/s/ George W. Gowen            Director                 June 28, 1999
--------------------------
George W. Gowen*

/s/ Frederic V. Malek          Director                 June 28, 1999
--------------------------
Frederic V. Malek*

/s/ Carl W. Schafer            Director                 June 28, 1999
--------------------------
Carl W. Schafer*

/s/ Brian M. Storms            Director                 June 28, 1999
--------------------------
Brian M. Storms**

/s/ Paul H. Schubert           Vice President and       June 28, 1999
--------------------------     Treasurer (Chief
Paul H. Schubert               Financial and
                               Accounting Officer)

* Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated May 21, 1996 and incorporated by reference from Post-Effective Amendment No. 25 to the registration statement of PaineWebber RMA Tax-Free Fund, Inc., SEC File 2-78310, filed June 27, 1996.

** Signature affixed by Elinor W. Gammon pursuant to power of attorney dated May 14, 1999 and incorporated by reference from Post-Effective Amendment No. 38 to the registration statement of PaineWebber Cashfund, Inc., SEC File 2-60655, filed May 28, 1999.

                        PAINEWEBBER RMA MONEY FUND, INC.

                                  EXHIBIT INDEX

Exhibit
NUMBER

(1)     (a)      Restated Articles of Incorporation 1/

        (b)      Articles Supplementary filed November 14, 1997 2/

(2)     Restated By-Laws 2/

(3) Instruments defining the rights of holders of the Registrant's shares of common stock 3/

(4)     (a)      Investment Advisory and Administration Contract 2/

        (b)      Sub-Advisory and Sub-Administration Contract 2/

(5)     Distribution Contract 2/

(6)     Bonus, profit sharing or pension plans - none

(7)     (a)      Custodian Contract with respect to Money Market Portfolio and
                 U.S. Government Portfolio 2/

        (b)      Addendum to Custodian Contract with respect to PaineWebber

        Retirement Money Fund 2/

(8)     Transfer Agency Agreement 2/

(9)     Opinion and consent of counsel (to be filed)

(10) Other opinions, appraisals, rulings and consents: Auditor's Consent (to be filed)

(11)    Financial statements omitted from Part B - none

(12)    Letter of investment intent (previously filed)

(13)    Plan of Distribution pursuant to Rule 12b-1 (to be filed)

(14)    and

(27)    Financial Data Schedule (not applicable)

(15)    Plan pursuant to Rule 18f-3 (not applicable)

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1/      Incorporated by reference from Post-Effective Amendment No. 29 to the registration statement, SEC File No. 2-78309, filed August 29, 1996.

2/ Incorporated by reference from Post-Effective Amendment No. 31 to the registration statement, SEC File No. 2-78309, filed August 28, 1998.

3/ Incorporated by reference from Articles Fifth, Sixth, Seventh, Ninth, Tenth and Twelfth of the Registrant's Restated Articles of Incorporation and from Articles II, III, VIII, X, XI, XII and XIII of the Registrant's Restated By-Laws.